FEBRUARY 28, 2002

SEMIANNUAL REPORT



INVESCO COUNSELOR SERIES FUNDS, INC.

ADVANTAGE FUND

ADVANTAGE GLOBAL HEALTH SCIENCES FUND

GLOBAL GROWTH FUND

"SINCE SEPTEMBER 11, THE WAR IN AFGHANISTAN HAS BEEN PROGRESSING WELL, THERE HAVE BEEN NO ADDITIONAL TERRORIST ATTACKS, BUSINESSES HAVE STABILIZED IN TERMS OF EARNINGS, AND INVENTORIES HAVE BEEN DRAWN DOWN AT A RECORD PACE."
SEE PAGE 11



[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

FINANCIAL MARKETS PROVE THEIR METTLE

FELLOW SHAREHOLDER:

At first glance, it may seem that the past six months provided little more than heartache. After all, within this short space of time we experienced the tragedy of September 11, the onset of war in Afghanistan, anthrax scares, and, on the business side, the sudden disintegration of Enron Corp -- a company formerly deemed one of the market's brightest stars. All of these events inarguably made for one of the more challenging semiannual periods in recent memory.

But I think it's crucial to emphasize that there is another side to this story: the tremendous resilience of our country and its financial markets.

It's truly remarkable to think that, just six months ago, markets shut down for four days and then reopened to a level of uncertainty that only accompanies the direst events in history. The economy was spiraling downward, and investors were unsure where to turn.

Today, the prevailing attitude reflects a marked reversal. We've gone from assuming that we were in the depths of a recession to questioning whether one actually occurred. Indeed, having endured only one quarter during which gross domestic product (GDP) growth fell (the third quarter of 2001), the common definition of recession as two consecutive quarters of declining GDP does not apply. Meanwhile, the unemployment rate has dropped off, as have inventories. Consumer spending, amazingly, never really let up -- and neither did productivity.

All in all, we're pleased to report that, while markets were subjected to a formidable dose of volatility over the past six months, market losses were not as severe as they could have been considering the magnitude of September 11 and the original predictions for a protracted recession. Even more encouraging is the widespread view that better times could be just around the corner. Our Counselor Series portfolio managers are currently positioning their funds for an economic recovery -- a strategy that we believe will prove advantageous as 2002 unfolds.

You can find more details about your fund's performance and the portfolio management team's outlook in this report. If you have additional questions, please call us at 1-800-525-8085. Our Investor Services representatives are always ready to assist you.

Sincerely,

/s/ Mark H. Williamson

Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"...NOW IS THE TIME TO BE PREDOMINANTLY LONG IN EQUITIES."--PAGE 4

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN.............1

FUND REPORTS.........................3

AN INTERVIEW WITH TOM SAMUELSON.....10

MARKET HEADLINES....................12

INVESTMENT HOLDINGS.................13

FINANCIAL STATEMENTS................24

NOTES TO FINANCIAL STATEMENTS.......35

FINANCIAL HIGHLIGHTS................43

                                                INVESCO COUNSELOR SERIES FUNDS, INC.
                                                            TOTAL RETURN
                                                       PERIODS ENDED 2/28/02*
                                                                                                                  Manager's
                                                  Cumulative                                   10 years or           Report
Fund (Inception)                                    6 Months        1 year       5 years+     Since Inception**+     Page #
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS A WITH SALES CHARGE (8/00)   (18.77%)      (34.65%)            N/A       (24.32%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS A (8/00)                     (14.03%)      (30.83%)            N/A       (21.45%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS B (8/00) WITH CDSC           (19.27%)      (36.34%)            N/A       (25.04%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS B (8/00)                     (14.27%)      (31.34%)            N/A       (22.01%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS C (8/00) WITH CDSC           (15.29%)      (32.30%)            N/A       (22.08%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS C (8/00)                     (14.29%)      (31.30%)            N/A       (22.08%)**                3
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A
WITH SALES CHARGE (1/92)                             (8.95%)      (16.18%)          6.27%         9.43%                   5
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A
(1/92)                                               (3.64%)      (11.31%)          7.48%        10.05%                   5
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS B
(5/01) WITH CDSC                                     (9.29%)           N/A            N/A        (7.09%)**#               5
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS B
(5/01)                                               (4.29%)           N/A            N/A        (2.09%)**#               5
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS C
(5/01) WITH CDSC                                     (5.36%)           N/A            N/A        (4.69%)**#               5
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS C
(5/01)                                               (4.36%)           N/A            N/A        (3.69%)**#               5
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS A WITH SALES CHARGE
(11/00)                                              (9.58%)      (31.99%)            N/A       (45.84%)**                8
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS A (11/00)                 (4.29%)      (28.01%)            N/A       (43.34%)**                8
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS B (11/00) WITH CDSC       (9.71%)      (33.53%)            N/A       (47.53%)**                8
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS B (11/00)                 (4.71%)      (28.53%)            N/A       (43.80%)**                8
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS C (11/00) WITH CDSC       (5.72%)      (29.82%)            N/A       (43.99%)**                8
---------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND - CLASS C (11/00)                 (4.72%)      (28.82%)            N/A       (43.99%)**                8
---------------------------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES.

+AVERAGE ANNUALIZED
**FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY
#NOT ANNUALIZED

YOUR FUND'S REPORT

ADVANTAGE FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Over the past six months -- some of the most volatile months in recent memory -- the stock market showed us many different sides. Following the attacks of September 11 and the subsequent market shutdown, stocks were understandably weak as investors digested the terrible news and uncertainty took hold. However, stocks soon proved resilient, bouncing back in the fourth quarter of 2001 on the heels of renewed optimism, four Federal Reserve interest rate cuts, and signs of success in the war in Afghanistan. Unfortunately, this rebound did not continue into the New Year. The collapse of former energy trading giant Enron Corp over questionable accounting practices triggered another bout of uncertainty -- even as economic conditions steadily improved and the recession lifted.

--------------------------------------------------------------------------------
                                 ADVANTAGE FUND
                              TOP 10 LONG POSITIONS
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------

Schlumberger Ltd.......................................................4.39%
Gillette Co............................................................4.29%
Schwab (Charles) Corp..................................................4.26%
AmerisourceBergen Corp.................................................4.25%
Nasdaq-100 Trust Series 1 Shrs.........................................4.24%
General Dynamics.......................................................3.42%
Oracle Corp............................................................3.34%
Fifth Third Bancorp....................................................3.20%
American Home Products.................................................3.19%
GlobalSantaFe Corp.....................................................3.13%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

With its growth emphasis -- which was often detrimental during the period's turbulence -- Advantage Fund underperformed its benchmark, the broader Russell 3000 Index. The value of the fund's Class A shares lost 14.03% (without sales charge) for the six-month period ended February 28, 2002, while the Russell 3000 Index declined 1.43%. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

MINIMIZING LOSSES IN A DIFFICULT MARKET

Prior to September 11, we had concerns about the ability of equities to perform well in light of the escalating economic slowdown. Therefore, while we, like everyone else, were shocked by the unexpected tragedy, the fund was effectively positioned to weather this setback. In fact, the portfolio lost very little ground in September, though it was the worst month for stocks during the semiannual reporting period. In this way, our caution leading up to the 11th -- in addition to the fund's ability to take short positions in fundamentally weak companies -- helped us lessen losses when the market hit bottom on September 21.

POSITIONING FOR A RECOVERY

We maintained this cautious approach through the month of October, as the effects of the terrorist attacks on the global economy were not yet clear. Then, as November unfolded and sentiment began to improve, we opted to reposition the fund more aggressively, taking a higher proportion of long positions in technology and other growth-oriented stocks that we felt would fare particularly well in the event of a recovery. This strategy served us well through mid-December. It was at that point that the Enron debacle took center stage and tech stocks felt the brunt of investors' renewed pessimism, which, unfortunately, grew deeper in January and lingered through February.

This pessimism flourished in spite of the economy's progress. As 2002 got underway, we were pleased to see reports of fourth-quarter gross domestic product (GDP) positive growth surface, as well as indications of retreating unemployment and encouraging statements from Federal Reserve Chairman Alan Greenspan. Given these circumstances, we felt that our overweight position in technology was warranted. Nonetheless, markets dragged and the fund was hampered for the short term as a result of our emphasis on tech.

GOING LONG IN SELECT SECTORS

We remain convinced that an investment in the technology stocks we've favored in recent months could benefit the fund going forward -- possibly in the second half of 2002. Therefore, we are sticking with names like enterprise software leaders Oracle Corp and Seibel Systems -- companies with little or no debt, dominant franchises, and free cash flow. Fundamentally strong data storage, network appliance, and semiconductor companies are also represented in the portfolio.

LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS A GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class A to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Fund - Class A, inclusion of sales charge, for the period since inception (8/00) through 2/28/02.

        INVESCO ADVANTAGE FUND - CLASS A        RUSSELL 3000 INDEX(2)

8/00    $10,000                                 $10,000
2/01    $ 9,479                                 $ 8,164
2/02    $ 6,557                                 $ 7,441

At the same time, we have been increasing the fund's exposure to other growth sectors of the market such as financial services, materials, industrials, and energy. These are all areas that we believe have the potential, along with technology stocks, to outperform under more favorable market conditions. Within financial services, for example, we expect regional banks such as Fifth Third Bancorp and Wells Fargo & Co, as well as firms with brokerage businesses like BlackRock Inc and Federated Investors, to fare well once the economy's improvements filter into the financial markets. Similarly, our overweight position in the energy sector reflects a play on the cyclical nature of the economy. Because natural gas inventories remain relatively high, we are emphasizing crude oil companies, such as Schlumberger Ltd and Noble Drilling. These are firms that should experience an upswing once the global economy recovers, thereby stimulating demand.

Underlying all of these positioning decisions is our feeling that now is the time to be predominantly long in equities. It appears that the great bear market of 2000-2001 is coming to an end. The U.S. has held the upper hand throughout the war in Afghanistan, there have been no additional domestic terrorist attacks, business is stabilizing in terms of earnings, and inventories have been coming down at a record pace. Therefore, while we will continue to take short positions to boost returns and help mitigate volatility, the fund is prepared to capitalize on what we view as a compelling case for economic recovery.

LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class B to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Fund - Class B, inclusion of contingent deferred sales charge, for the period since inception (8/00) through 2/28/02.

        INVESCO ADVANTAGE FUND - CLASS B        RUSSELL 3000 INDEX(2)

8/00    $10,000                                 $10,000
2/01    $ 9,995                                 $ 8,164
2/02    $ 6,462                                 $ 7,441


LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class C to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (8/00) through 2/28/02.

        INVESCO ADVANTAGE FUND - CLASS C        RUSSELL 3000 INDEX(2)

8/00    $10,000                                   $10,000
2/01    $ 9,974                                   $ 8,164
2/02    $ 6,852                                   $ 7,441

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE RUSSELL 3000 INDEX CONSISTS OF 3,000 STOCKS, PRIMARILY ISSUED BY U.S. COMPANIES, THAT INCLUDES ISSUES OF ALL SIZES, FROM LARGE TO SMALL CAPITALIZATION COMPANIES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

PIE CHART:  ADVANTAGE FUND
            SECTOR DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

                                          LONG        SHORT
            Health Care...................21.60%       (5.81%)
            Financials....................21.05%      (10.48%)
            Consumer Discretionary........18.15%       (0.00%)
            Information Technology........14.25%      (12.44%)
            Energy........................13.50%       (0.00%)
            Consumer Staples...............7.33%       (0.00%)
            Industrials....................7.13%       (0.00%)
            Materials......................2.83%       (0.00%)
            Derivatives Options............0.70%       (0.00%)
            Net Cash & Cash Equivalents...(6.54%)

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS SAMUELSON OMITTED]

THOMAS SAMUELSON, CFA
ADVANTAGE FUND

VICE PRESIDENT TOM SAMUELSON HAS MORE THAN 17 YEARS OF INVESTMENT EXPERIENCE SERVING AS PORTFOLIO MANAGER FOR BOTH MUTUAL FUNDS AND HEDGE PORTFOLIOS. PREVIOUSLY, TOM WAS PRESIDENT OF DENVER ENERGY ADVISORS AND MANAGING DIRECTOR OF EASTGATE MANAGEMENT, BOTH ENERGY HEDGE FUNDS. HE ALSO COMPLETED THE PRESTIGIOUS SWISS BANK DERIVATIVES PROGRAM. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND RECEIVED HIS MBA AND BACHELOR'S DEGREE FROM THE UNIVERSITY OF TULSA.

YOUR FUND'S REPORT

ADVANTAGE GLOBAL HEALTH SCIENCES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of Advantage Global Health Sciences Fund-Class A shares declined 3.64% (without sales charge), compared with a 1.94% gain in the fund's benchmark, the S&P 500 Health Care Index. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

BIOTECH MARKET LAGS

During the period, health care stocks were affected not only by the terrorist acts of September 11 -- which triggered a steep sell-off in more volatile biotechnology issues when markets reopened on September 17 -- but also by some key events specific to the sector. After rebounding strongly in October and November from their September lows, biotech companies encountered another obstacle: the announcement on December 30, 2001, that ImClone Systems' new cancer drug had been rejected by the Federal Drug Administration (FDA).

Because ImClone had partnered with Bristol-Myers Squibb in bringing this new drug to the market -- and because there were reports of mismanagement on ImClone's part -- the rejection sharply undermined investors' confidence in cooperative efforts between biotech and pharmaceutical companies. (It's important to note that the fund sold its ImClone shares at a profit earlier during the period, and therefore was affected only indirectly by this negative news.)

--------------------------------------------------------------------------------
                      ADVANTAGE GLOBAL HEALTH SCIENCES FUND
                              TOP 10 LONG POSITIONS
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------

Forest Laboratories....................................................6.97%
Johnson & Johnson......................................................6.70%
AmerisourceBergen Corp.................................................6.17%
Amgen Inc..............................................................5.73%
St Jude Medical........................................................5.69%
American Home Products.................................................5.30%
Abbott Laboratories....................................................5.25%
Pfizer Inc.............................................................4.83%
Pharmacia Corp.........................................................4.48%
Schering-Plough Corp...................................................4.13%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Biotechnology stocks, particularly those with products in early stages, were once again hard-hit during the period. And with a wave of additional phase-three drug failures emerging from the biotech industry in the following months, the group struggled through the end of the period. Phase-three tests are the final hurdle before a drug is deemed effective, generally coming after years of development. The recent failures only highlighted how challenging it can be to bring a new drug to market.

On a positive note, a number of diversified pharmaceutical companies weathered the period's turbulence more successfully. With uncertainty setting the tone, investors were attracted to this segment of the market's more defensive nature.

PLATFORM-ORIENTED BIOTECHS AND PRIVATE HOLDINGS DETRACT

In keeping with the period's trends, the earlier-stage or platform biotech holdings in the fund were among our worst performers. Although our exposure to these types of companies was minimal, we nonetheless saw previously select names like Millennium Pharmaceuticals, Human Genome Sciences, and Abgenix Inc hinder performance.

Generally, our product-oriented biotechnology holdings -- those that already have recognized products on the market -- fared much better. IDEC Pharmaceuticals, for example, won a key approval for its cancer drug Zevalin, resulting in a solid return for the period. One exception to this trend, however, was Genzyme Corp-General Division, one of the few product-oriented names in the portfolio that was unable to shake the pervasive pessimism surrounding biotechs.

Another area of weakness for the fund was our investment in a handful of private equity holdings. These hampered performance during the past six months as some of our early-stage companies, unable to access the initial public offering market, were forced to return to venture capital financing at discounted valuations.

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A
             GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class A to the value of a $10,000 investment in the S&P 500 Health Care Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Global Health Sciences Fund - Class A, inclusion of sales charge, for the ten year period ended 2/28/02.

      INVESCO ADVANTAGE GLOBAL HEALTH
      SCIENCES FUND - CLASS A                  S&P 500 HEALTH CARE INDEX (4)

2/92  $10,000                                  $10,000
2/93  $ 7,848                                  $ 7,829
2/94  $ 9,044                                  $ 7,949
2/95  $ 9,601                                  $10,301
2/96  $16,116                                  $15,666
2/97  $17,164                                  $20,507
2/98  $20,524                                  $29,572
2/99  $25,051                                  $37,935
2/00  $34,719                                  $31,992
2/01  $27,756                                  $42,510
2/02  $24,617                                  $40,436

EMPHASIS PLACED ON HIGH-QUALITY PHARMACEUTICALS

During the period, we increased the fund's weighting in pharmaceutical companies. We believe that several names in this area, including Eli Lilly & Co, Bristol Meyers Squibb, and Pharmacia Corp, lost some ground during the period simply because of short-term gaps in their product cycles -- rather than because of any long-term slowing in their secular growth rates. With this in mind, we opted to take advantage of declines in these companies' stock prices, adding to our positions at attractive valuations. Our analysis indicates that we could see these holdings' earnings reaccelerate in 2003 -- a development likely to be recognized in the second half of 2002.

At the same time, we maintained our positions in stalwarts like Johnson & Johnson and Pfizer Inc. Both of these pharmaceutical leaders contributed positively to performance during the period, thanks in large part to their rock-solid fundamentals, which appealed to investors given the uncertain environment. J&J was also aided by expectations that the company will benefit from its business in drug-coated stents in the coming years. Another noteworthy performer was Forest Laboratories, a smaller specialty pharmaceutical company that continued to have success with its antidepressant Celexa during the period. Investors were further impressed by Forest's strong pipeline of future drugs, which should help bolster the firm's market position going forward.

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS B
             GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class B to the value of a $10,000 investment in the S&P 500 Health Care Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Global Health Sciences Fund - Class B, inclusion of contingent deferred sales charge, for the period since inception (5/01) through 2/28/02.

      INVESCO ADVANTAGE GLOBAL HEALTH
      SCIENCES FUND - CLASS B              S&P 500 HEALTH CARE INDEX (4)

5/01  $10,000                              $10,000
2/02  $ 9,291                              $10,076

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS C
             GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class C to the value of a $10,000 investment in the S&P 500 Health Care Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Advantage Global Health Sciences Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (5/01) through 2/28/02.

      INVESCO ADVANTAGE GLOBAL HEALTH
      SCIENCES FUND - CLASS C             S&P 500 HEALTH CARE INDEX (4)

5/01  $10,000                             $10,000
2/02  $ 9,531                             $10,076

(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4) THE S&P 500 HEALTH CARE INDEX IS AN UNMANAGED INDEX REPRESENTATIVE OF THE STOCKS IN THE HEALTH CARE SECTOR. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. NOTE: THE S&P HEALTH CARE COMPOSITE INDEX HAS BEEN DISCONTINUED, AND THE S&P 500 HEALTH CARE INDEX IS THE FUND'S NEW BENCHMARK AS OF 3/31/02. THE S&P 500 HEALTH CARE INDEX IS 100% CORRELATED TO THE S&P HEALTH CARE COMPOSITE INDEX. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

THOMAS R. WALD, CFA
ADVANTAGE GLOBAL HEALTH SCIENCES FUND

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

In putting more assets into the pharmaceutical sub-sector, we opted to sell our shares in HCA Inc and Tenet Healthcare, two hospital stocks, during the period. Post-September 11, the political environment has been less favorable toward Medicare reform, with the budget moving from a surplus to a deficit and more attention being given to the military and national security. Although Medicare payments will probably not be reduced, they're not likely to be increased, either. This, in turn, could keep hospitals from outperforming.

AN OPTIMISTIC OUTLOOK FOR HEALTH CARE

We continue to be bullish on the growth prospects for the health care sector. The product-oriented companies that we target are entering a new cycle, and firms that successfully put up long-term barriers to entry (namely, patents) should be the companies that outperform going forward. And while the FDA denied or delayed more drug approvals in 2001 -- especially those not addressing life-threatening illnesses -- we are carefully selecting quality companies expected to avoid these types of FDA setbacks. Furthermore, our ability to use leverage and take short positions should continue to benefit the fund as we respond to any additional market volatility.

PIE CHART:  ADVANTAGE GLOBAL HEALTH SCIENCES FUND
            INDUSTRY DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS
                                                  LONG        SHORT
            Pharmaceuticals.......................72.98%      (1.47%)
            Biotechnology.........................28.40%      (1.82%)
            Health Care Equipment.................27.23%      (0.00%)
            Health Care Distributors & Services....3.93%      (0.31%)
            Managed Health Care....................0.00%      (0.48%)
            Net Cash & Cash Equivalents..........(32.54%)

"WE CONTINUE TO BE BULLISH ON THE GROWTH PROSPECTS FOR THE HEALTH CARE SECTOR."

YOUR FUND'S REPORT

GLOBAL GROWTH FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of Global Growth Fund-Class A shares declined 4.29% (without sales charge). Meanwhile, over the same period, the fund's benchmark, the MSCI-World Index declined 4.71%. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

ENDURING A DIFFICULT AUTUMN

Entering the period, we were optimistic about the outlook for the global economy. In the U.S., the business climate appeared to be stabilizing, as consumer spending remained healthy and the manufacturing sector, which had been mired in a recession, was starting to show signs of recovery. Our belief was that the combined effects of the Federal Reserve's easing campaign and the Bush administration's stimulus package would stoke the U.S. economic engine, and the rest of the world would soon follow suit. This thinking led us to position the portfolio somewhat aggressively, and we increased the fund's exposure to companies that we believed had the most leverage to an economic recovery, including U.S. technology companies.

Early in September, it appeared our strategy was on the mark. But then the terrorist attacks on September 11 changed everything. In addition to the horrific loss of innocent lives, the U.S. was robbed of its confidence. The terrorist attacks also subverted any positive momentum our economy had, and all but assured it would slip into recession. The attacks also prompted investors to temporarily question the viability of America's financial system and the world's power structure. Although many of these worries proved short-lived, they delivered a significant setback to our national economy. Stocks declined sharply, particularly more aggressive investments favored by growth investors. As a result, the fund endured an extremely difficult autumn.

But stock market declines weren't limited to the United States. Europe and Japan also felt the pinch of the global recession, and growth stocks in markets around the world declined. Of course, Japan had been in dire straits long before September 11, but the prospects of a downturn in global consumption meant that Japan's exporters would not be able to transcend the problems of its local economy.

A MARKET RECOVERY TAKES SHAPE

Despite the challenges of global terrorism and slowing world economies, investors proved to be resilient. As the period progressed, investor confidence returned and the market began to rotate out of more defensive investments. This provided a tailwind for many of the fund's holdings, notably its U.S. technology companies, such as Cisco Systems and Applied Materials. At the same time, the dollar strengthened against the yen, which provided a boost to the fund's
Japanese exporters, including Sony Corp. The prospects of a recovering global economy also supported the fund's energy exposure, including BP PLC, as a stronger economy could translate into rising demand for energy commodities.

--------------------------------------------------------------------------------
                               GLOBAL GROWTH FUND
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------

Merrill Lynch & Co......................................................5.77%
Genentech Inc...........................................................5.68%
Citigroup Inc...........................................................4.67%
Sony Corp Sponsored ADR Representing Ord Shrs...........................4.24%
General Electric........................................................3.97%
MedImmune Inc...........................................................3.78%
Cisco Systems...........................................................3.68%
General Motors Class H Shrs.............................................3.64%
Schwab (Charles) Corp...................................................3.44%
Applied Micro Circuits..................................................3.35%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Considering the aggressive positioning of the fund, we are pleased to have outperformed our benchmark during this tumultuous period. Our hope was to outperform during the market's next expansion, and, considering our optimism was premature, we feel somewhat relieved that performance was slightly better than the market.

POSITIONING FOR THE RENEWED EXPANSION

Our optimism about the global recovery persists. Already we have seen clear signs of improvement in the U.S., with unemployment leveling, the housing market remaining solid, and retail sales making headway. In Europe, signs of a recovery also abound, with business and consumer confidence on the rise. We are also enthusiastic about opportunities in Japan, where local exporters could see improving revenues stemming from the soft yen and the improving global economy. We have increased our Japanese exposure to a market weighting in an effort to participate in a recovery, should one materialize. In other tactical moves, fearing that some tech companies have come too far, too fast given the underlying economic fundamentals, we have elected to reduce our exposure to selected names in the group. We have also found several compelling opportunities in the financial services, industrials, consumer discretionary, and energy sectors that we believe will receive a significant boost from a renewed economic expansion.

PIE CHART:  GLOBAL GROWTH FUND
            SECTOR DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Information Technology...........34.22%
            Consumer Discretionary...........12.31%
            Financials.......................17.14%
            Health Care......................13.15%
            Telecommunication Services........7.54%
            Industrials.......................6.87%
            Materials.........................2.80%
            Consumer Staples..................6.24%
            Energy............................5.81%
            Net Cash & Cash Equivalents......(6.08%)

LINE GRAPH:  INVESCO GLOBAL GROWTH  FUND - CLASS A GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class A to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Global Growth Fund - Class A, inclusion of sales charge, for the period since inception (11/00) through 2/28/02.

          INVESCO GLOBAL GROWTH FUND - CLASS A      MSCI - WORLD INDEX(6)

11/00     $10,000                                   $10,000
2/01      $ 6,446                                   $ 9,486
2/02      $ 4,641                                   $ 8,158


LINE GRAPH:  INVESCO GLOBAL GROWTH  FUND - CLASS B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class B to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Global Growth Fund - Class B, inclusion of contingent deferred sales charge, for the period since inception (11/00) through 2/28/02.

          INVESCO GLOBAL GROWTH FUND - CLASS B      MSCI - WORLD INDEX(6)

11/00     $10,000                                   $10,000
2/01      $ 6,800                                   $ 9,486
2/02      $ 4,460                                   $ 8,158

LINE GRAPH:  INVESCO GLOBAL GROWTH  FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class C to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Global Growth Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (11/00) through 2/28/02.

          INVESCO GLOBAL GROWTH FUND - CLASS C      MSCI - WORLD INDEX(6)

11/00     $10,000                                   $10,000
2/01      $ 6,800                                   $ 9,486
2/02      $ 4,840                                   $ 8,158

(5) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(6) THE MSCI-WORLD INDEX IS A WORLD INDEX MEASURING MARKET PERFORMANCE IN 22 COUNTRIES, INCLUDING THE U.S. IT'S WEIGHTED BY BOTH COUNTRY AND INDUSTRY AND IS DIVIDED INTO 8 ECONOMIC SECTORS AND 38 INDUSTRY GROUPS. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.


FUND MANAGEMENT

[PHOTOGRAPH OF DOUGLAS J. MCELDOWNEY OMITTED]

DOUGLAS J. MCELDOWNEY,
CFA, CPA
GLOBAL GROWTH FUND

DOUG MCELDOWNEY IS A VICE PRESIDENT AT INVESCO FUNDS GROUP. HE RECEIVED HIS BA FROM THE UNIVERSITY OF KENTUCKY AND HIS MBA FROM ROLLINS COLLEGE. DOUG BEGAN HIS INVESTMENT CAREER IN 1984. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND CERTIFIED PUBLIC ACCOUNTANT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER TOM SAMUELSON

[PHOTOGRAPH OF TOM SAMUELSON OMITTED]
TOM SAMUELSON IS A VICE PRESIDENT OF INVESCO FUNDS GROUP

AFTER 9/11 AND ENRON, WHERE DO WE GO FROM HERE?

IN THE PAST SIX-MONTH PERIOD, THE STOCK MARKET HAS BEEN TESTED BY SOME HUGE EVENTS -- NAMELY THE SEPTEMBER 11 TERRORIST ATTACKS AND, TO A LESSER DEGREE, THE SUDDEN COLLAPSE OF ENRON. HOW DID THE MARKET AND ADVANTAGE FUND RESPOND?

TOM SAMUELSON: As one would expect, the market performed in fits and starts throughout the period, and those two events certainly played key roles in triggering downward pressure. But even before September 11, the outlook for stocks gave us pause. In late summer, the economy was struggling and corporate earnings were weak as a result. Then September 11 deepened and prolonged the poor market conditions, setting off gross domestic product contraction and a wave of uncertainty, which caused the major stock indexes to plummet once markets reopened on the 17th. But because we had positioned the fund for a slowdown before the attacks, Advantage Fund weathered the tragedy admirably, declining only by about 1% in September.

Fortunately, as the period progressed, the country didn't experience any additional domestic terrorist attacks, and the markets proved to be as resilient as they've been through other crises, such as the assassination of JFK and the attack on Pearl Harbor. America's indisputable and relatively quick success in the war in Afghanistan also shored up sentiment, and we actually experienced a strong fourth quarter from stocks on the heels of the attacks.

Enron's bankruptcy obviously weighed on a number of companies -- particularly higher-growth technology companies -- and stocks got off to a rocky start in 2002 as a result. However, I certainly don't view Enron as reflective of all companies, or even all energy companies. We did an extensive job of checking our technology holdings post-Enron, and determined that, by and large, they are very unlike Enron in that they have little or no debt and transparent accounting. The market may have been indiscriminate in punishing tech stocks following Enron's collapse, but we think that ultimately the quality tech companies will be rewarded.

I even view all of the negative fallout from Enron as a net positive. It hurt Advantage Fund over the short term because of our significant exposure to the tech sector, but provided the opportunity to buy the high-quality names we're interested in at reasonable valuations. This could help us going forward in the second half of 2002, when I expect technology companies to recover.

ADVANTAGE FUND'S ABILITY TO USE SHORT SALES DIFFERENTIATES IT FROM MANY OTHER EQUITY FUNDS. WHAT EFFECT DID THIS HAVE ON THE FUND DURING THE PERIOD?

TOM SAMUELSON: We used short positions -- particularly early in the period -- to dampen volatility and profit from select stock price declines. When we sell a stock short, we sell borrowed shares with the expectation of buying them back at a lower future price. This strategy enabled the fund to mitigate losses when the market was declining.

More recently, though, we've established a predominantly long position in the fund. We feel that an economic recovery is increasingly likely, and therefore are preparing the fund to benefit from an improvement in conditions and corporate earnings. We'll continue to use shorting tactics to a certain extent, but at this point, we are more focused on positioning the fund for better times.

The fund can also use modest amounts of leverage -- that is, borrowed money -- to take larger positions in individual names. We expect to use this option in cases where certain stocks really win our confidence.

"IN KEEPING WITH OUR OUTLOOK, WE'RE MAINLY LOOKING FOR COMPANIES WITHIN SECTORS THAT ARE MOST LIKELY TO BE BENEFICIARIES OF AN ECONOMIC RECOVERY."

WHICH SECTORS OF THE MARKET ARE YOU CURRENTLY TARGETING AND WHY? WHICH ARE YOU DE-EMPHASIZING?

TOM SAMUELSON: In keeping with our outlook, we're mainly looking for companies within sectors that are most likely to be beneficiaries of an economic recovery. We've taken an overweight position relative to the Russell 3000 Index in technology, for starters. Of course, it's not enough for a company to be associated with technology. As I mentioned earlier, we're very particular about the types of tech firms we want to include in the portfolio. A good example is software leader Adobe Systems, a company that not only offers exciting products and possesses strong growth potential, but also is debt free and has a dominant franchise.

Lately, we've also been increasing the fund's exposure to financial services companies and energy names. Brokerage companies should do well as the economy recovers, being market-sensitive and cyclical in nature. Similarly, our energy holdings represent a cyclical play. We think that demand will be stimulated once the economy picks up. With natural gas inventories at higher-than-usual levels, though, we're focusing on companies in the crude oil business.

At the same time, we've taken an underweight position in the telecommunication sector. Telecom capital expenditure budgets are under pressure these days, and this has been affecting -- and could continue to affect -- suppliers. It could be as late as 2003 before these companies recover, so right now we're de-emphasizing them in the portfolio until the outlook improves for this area of the market.

WHAT SIGNS OF AN ECONOMIC RECOVERY HAVE YOU SEEN THUS FAR? WHAT ARE THE CHANCES FOR A SUSTAINED REBOUND THIS YEAR?

TOM SAMUELSON: I'm very optimistic about the market's future right now. Just consider: Since September 11, the war in Afghanistan has been progressing well, there have been no additional terrorist attacks, businesses have stabilized in terms of earnings, and inventories have been drawn down at a record pace. All of these factors convince me that we are headed out of recession and can look forward to a much more favorable market environment for the remainder of 2002.

INVESTORS SHOULD REALIZE THAT THE USE OF LEVERAGE COULD CAUSE THE NET ASSET VALUE OF THE FUND'S SHARES TO DECREASE FASTER THAN IF THE FUND HAD NOT USED LEVERAGE.

THE FUND MAY BE REQUIRED TO PAY A PREMIUM TO BORROW SECURITIES, AND JUST AS THERE IS NO GUARANTEE A STOCK PURCHASED WILL RISE, THERE IS NO GUARANTEE A STOCK "SHORTED" WILL FALL.

THE PRINCIPAL RISK OF INVESTING IN DERIVATIVES, SUCH AS OPTIONS, IS THAT THE FLUCTUATIONS IN THEIR VALUES MAY NOT CORRELATE PERFECTLY WITH THE OVERALL SECURITIES MARKETS AND MAY BE MORE SENSITIVE TO INTEREST RATE CHANGES AND MARKET PRICE FLUCTUATIONS THAN OTHERS. FURTHER, THE USE OF OPTIONS MAY INCREASE MARKET RISK FOR THE FUND.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

MARKET HEADLINES

MARKET OVERVIEW

SEPTEMBER 2001 THROUGH FEBRUARY 2002

The six-month period ended February 28, 2002, was a highly volatile time for financial markets. It began with the tragic events of September 11, which caused Americans to rethink a wide variety of behaviors and views, including spending habits and lifestyle priorities. The attacks on the World Trade Center and Pentagon also assured a pronounced downturn for the U.S. economy. In the days following, business activity essentially ground to a halt and consumer confidence -- the last prop for the economy -- plummeted.

After a four-day trading hiatus, during which uncertainty spiked to all-time highs, stock markets reopened on September 17 and promptly fell sharply, despite calls for patriotic buying and coordinated rate cuts from the Federal Reserve and the European Central Bank. Hardest hit were companies competing in the travel, tourism, and leisure industries. Interest rates fell as investors rotated into investments believed to be more defensive.

By the end of September, however, Americans slowly returned to their routines, and stock markets stabilized. The Bush administration's plan to spend generously to help the nation recover from the tragedies and shore up America's defenses reassured investors who were looking expectantly toward a recovery.

October saw investor sentiment improve as the U.S. military action in Afghanistan and another Fed rate cut offset the uncertainty presented by the anthrax scares. With confidence in our financial system and government growing by the day, stocks -- particularly growth and technology stocks -- rallied as investors recognized that the monetary and fiscal stimuli that had led to economic improvement just prior to the attacks were still in place. Over and above these encouraging measures, however, were increased government spending and lower energy prices, two new developments since the terrorist attacks.

In November, market tone continued to improve as the allied forces enjoyed several quick and meaningful successes in the war on terrorism. Back home, positive statements from a number of companies suggesting they had started to see business activity pick up also spurred investors to seek more aggressive investments. The market's improving risk tolerance pressured bonds of higher credit quality, and the yield curve steepened as investors became more hopeful about the months ahead. Meanwhile, the Fed continued its easing cycle, cutting interest rates once again.

Although the stock market's upswing tapered off in December, optimism persisted as the year ended. Additional evidence that the economy had bottomed in September surfaced during December. Most notably, consumer confidence improved significantly, and the National Association of Purchasing Managers' report (renamed the Institute for Supply Management report in 2002) reached its highest level of 2001. The Fed implemented its final rate cut of the year -- the 11th of 2001 and the fourth of the six-month period beginning in September -- bringing the federal funds rate to a low of 1.75%. But in negative news, influential energy trading giant Enron Corp announced bankruptcy as questionable accounting practices undermined its businesses and investor support.

The Enron debacle proved to be injurious to the entire market in January, which began on a positive note and then fell prey to growing concern over accounting methods in general. Yet positive news surfaced as well, such as the fourth-quarter gross domestic product data reported in January (which showed unexpected growth of 0.2%), a strong consumer confidence reading, and Institute for Supply Management data indicating that the manufacturing sector was on the mend.

A similar trend of strong economic data coupled with poor investor sentiment carried over into February, the final month of the period. Fourth-quarter GDP growth was revised to an even higher figure of 1.4%, unemployment dropped, retail sales were strong, and durable goods orders increased. However, investors remained skeptical. As we head further into 2002, investors will be watching to gauge whether these signs of economic improvement will ultimately lead to a sustained rebound in corporate earnings and the recovery that appears to be on the horizon.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED

                                                                             SHARES,
                                                                           PRINCIPAL
                                                          COUNTRY          AMOUNT OR
                                                          CODE IF          NUMBER OF
 %     DESCRIPTION                                         NON US          CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------
ADVANTAGE FUND
118.53 INVESTMENT SECURITIES HELD
108.07 COMMON STOCKS
5.34   AEROSPACE & DEFENSE
       General Dynamics                                                       15,000 $    1,363,200
       Honeywell International                                                20,000        762,400
===================================================================================================
                                                                                          2,125,600
0.47   ALUMINUM
       Alcoa Inc                                                               5,000        187,850
===================================================================================================
3.58   APPLICATION SOFTWARE
       Siebel Systems(a)(b)                                                   40,000      1,110,400
       TIBCO Software(a)(b)                                                   30,000        316,500
===================================================================================================
                                                                                          1,426,900
7.16   BANKS
       Fifth Third Bancorp                                                    20,000      1,275,200
       Greater Bay Bancorp                                                    20,000        637,000
       Wells Fargo & Co(b)                                                    20,000        938,000
===================================================================================================
                                                                                          2,850,200
2.37   BIOTECHNOLOGY
       Genentech Inc(a)(b)                                                    20,000        944,000
===================================================================================================
1.52   BREWERS
       Coors (Adolph) Co Class B Shrs                                         10,000        605,100
===================================================================================================
3.78   BROADCASTING--RADIO/TV
       Belo Corp Series A Shrs(b)                                             35,000        768,250
       Grupo Televisa SA de CV Sponsored ADR
         Representing 20 Ord Participation Certificates(a)                     5,000        215,500
       Hispanic Broadcasting(a)                                               20,000        521,400
===================================================================================================
                                                                                          1,505,150
2.23   CABLE & SATELLITE OPERATORS
       USA Networks(a)                                                        30,000        886,800
===================================================================================================
2.41   COMPUTER STORAGE & PERIPHERALS
       Network Appliance(a)(b)                                                60,000        959,400
===================================================================================================
2.35   DIVERSIFIED CHEMICALS
       du Pont (E I) de Nemours & Co(b)                                       20,000        936,800
===================================================================================================
1.83   DIVERSIFIED FINANCIAL SERVICES
       American Express                                                       20,000        729,000
===================================================================================================
1.52   DRUG RETAIL
       Walgreen Co                                                            15,000        603,600
===================================================================================================
2.47   GENERAL MERCHANDISE STORES
       Family Dollar Stores(b)                                                30,000        985,200
===================================================================================================

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

1.53   HEALTH CARE DISTRIBUTORS & SERVICES
       Patterson Dental(a)                                                    15,000 $      608,550
===================================================================================================
3.29   HEALTH CARE EQUIPMENT
       Baxter International(b)                                                20,000      1,109,600
       Varian Medical Systems(a)                                               5,000        201,900
===================================================================================================
                                                                                          1,311,500
2.51   HOME IMPROVEMENT RETAIL
       Home Depot                                                             20,000      1,000,000
===================================================================================================
2.35   HOUSEWARES & SPECIALTIES
       Newell Rubbermaid                                                      30,000        933,900
===================================================================================================
10.06  INVESTMENT ADVISER/BROKER DEALER SERVICES
       BlackRock Inc(a)(b)                                                    20,000        890,000
       Federated Investors Class B Shrs                                       20,000        631,600
       Legg Mason(b)                                                          15,000        786,300
       Schwab (Charles) Corp(b)                                              130,000      1,695,200
===================================================================================================
                                                                                          4,003,100
4.24   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                                      50,000      1,689,000
===================================================================================================
5.34   OIL & GAS DRILLING
       GlobalSantaFe Corp                                                     45,000      1,244,250
       Noble Drilling(a)                                                      25,000        880,750
===================================================================================================
                                                                                          2,125,000
6.83   OIL & GAS EQUIPMENT & SERVICES
       Schlumberger Ltd                                                       30,000      1,746,300
       Tidewater Inc                                                          25,000        974,500
===================================================================================================
                                                                                          2,720,800
1.33   OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp(b)                                                         10,000        527,500
===================================================================================================
4.29   PERSONAL PRODUCTS
       Gillette Co                                                            50,000      1,709,500
===================================================================================================
14.41  PHARMACEUTICALS
       American Home Products                                                 20,000      1,271,000
       AmerisourceBergen Corp(b)                                              25,000      1,692,500
       Bristol-Myers Squibb                                                   20,000        940,000
       Johnson & Johnson                                                      20,000      1,218,000
       Pfizer Inc                                                             15,000        614,400
===================================================================================================
                                                                                          5,735,900
1.79   RAILROADS
       Norfolk Southern                                                       30,000        713,700
===================================================================================================
1.45   RESTAURANTS
       Starbucks Corp(a)                                                      25,000        575,250
===================================================================================================
3.09   SEMICONDUCTORS
       Applied Micro Circuits(a)(b)                                           30,000        230,700

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

       Intel Corp                                                             35,000 $      999,250
===================================================================================================
                                                                                          1,229,950
1.98   SPECIALTY STORES
       Staples Inc(a)                                                         40,000        786,800
===================================================================================================
3.34   SYSTEMS SOFTWARE
       Oracle Corp(a)                                                         80,000      1,329,600
===================================================================================================
1.83   TELECOMMUNICATIONS EQUIPMENT
       JDS Uniphase(a)(b)                                                    150,000        727,500
===================================================================================================
1.38   TIRES & RUBBER
       Goodyear Tire & Rubber                                                 20,000        550,000
===================================================================================================
        TOTAL COMMON STOCKS (Cost $43,467,847)                                           43,023,150
===================================================================================================
9.76   SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 2/28/2002
         due 3/1/2002 at 1.830%, repurchased at $3,885,197
         (Collateralized by Fannie Mae Medium-Term Notes,
         due 8/7/2003 at 4.330%, value $3,966,626) (Cost
         $3,885,000)                                                    $  3,885,000      3,885,000
===================================================================================================
0.70   OPTIONS PURCHASED
0.41   CALLS
0.41   INTEGRATED OIL & GAS
       Exxon Mobil, 1/18/2003, $40 (Cost $128,200)                               400        162,000
===================================================================================================
0.29   PUTS
0.01   BANKS
       Wells Fargo & Co, 3/16/2002, $45                                          200          3,500
===================================================================================================
0.08   BIOTECHNOLOGY
       Genentech Inc, 3/16/2002, $50                                             100         34,500
===================================================================================================
0.01   GENERAL MERCHANDISE STORES
       Family Dollar Stores, 3/16/2002, $30                                      300          4,500
===================================================================================================
0.01   HOUSEWARES & SPECIALTIES
       Newell Rubbermaid, 3/16/2002, $30                                         100          3,750
===================================================================================================
0.18   SEMICONDUCTORS
       Applied Micro Circuits, 3/16/2002, $10                                    300         70,500
===================================================================================================
           TOTAL PUTS (Cost $111,549)                                                       116,750
===================================================================================================
         TOTAL OPTIONS PURCHASED (Cost $239,749)                                            278,750
===================================================================================================
       TOTAL INVESTMENT SECURITIES HELD (COST $47,592,596)                               47,186,900
===================================================================================================
(28.72) INVESTMENT SECURITIES SOLD SHORT--COMMON STOCKS
(2.79)  APPLICATION SOFTWARE
        Siebel Systems                                                       (40,000)    (1,110,400)
===================================================================================================
(0.52)  BIOTECHNOLOGY
        MedImmune Inc                                                         (5,000)      (206,150)
===================================================================================================

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------


(2.41) COMPUTER STORAGE & PERIPHERALS
       Network Appliance                                                    (60,000) $    (959,400)
===================================================================================================
(0.88) HEALTH CARE EQUIPMENT
       Cytyc Corp                                                           (15,000)      (351,900)
===================================================================================================
(6.23) INVESTMENT ADVISER/BROKER DEALER SERVICES
       Legg Mason                                                           (15,000)      (786,300)
       Schwab (Charles) Corp                                               (130,000)    (1,695,200)
===================================================================================================
                                                                                        (2,481,500)
(4.24) INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs                                       (50,000)    (1,689,000)
===================================================================================================
(4.41) PHARMACEUTICALS
       InterMune Inc                                                        (15,000)      (544,650)
       Mylan Laboratories                                                   (20,000)      (607,600)
       Taro Pharmaceutical Industries Ltd                                   (20,000)      (602,200)
===================================================================================================
                                                                                        (1,754,450)
(5.41) SEMICONDUCTORS
       Intel Corp                                                           (35,000)      (999,250)
       Semiconductor HOLDRs Trust Depository Receipts(c)                    (25,000)    (1,006,750)
       STMicroelectronics NV New York Registered Shrs                        (5,000)      (147,300)
===================================================================================================
                                                                                        (2,153,300)
(1.83) TELECOMMUNICATIONS EQUIPMENT
       JDS Uniphase                                                        (150,000)      (727,500)
===================================================================================================
       TOTAL INVESTMENT SECURITIES SOLD SHORT
         (PROCEEDS $11,620,270)                                                        (11,433,600)
===================================================================================================
89.81  TOTAL INVESTMENTS
       (Cost $35,972,326)                                                            $  35,753,300
===================================================================================================
10.19  OTHER ASSETS IN EXCESS OF LIABILITIES                                         $   4,056,064
===================================================================================================
100.00 NET ASSETS AT VALUE                                                           $  39,809,364
===================================================================================================

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
132.54 INVESTMENT SECURITIES HELD
118.53 COMMON STOCKS & WARRANTS
23.91  BIOTECHNOLOGY
       Abgenix Inc(a)                                                        97,780  $   1,764,929
       Amgen Inc(a)(b)                                                      409,380     23,735,852
       Biotech HOLDRs Trust Depository Receipts(c)                           24,400      2,877,004
       Collateral Therapeutics(a)                                           100,000        449,000
       Ecogen Technologies I(a)(d)(h)                                            60              1
       Exelixis Inc(a)                                                        7,126         80,524
       Genentech Inc(a)                                                     343,920     16,233,024
       GenoPlex Inc(a)(d)(h)                                              3,663,120        137,142
       Genzyme Corp-General Division(a)                                     353,060     15,668,803
       Gilead Sciences(a)                                                   181,980     12,822,311
       Human Genome Sciences(a)                                             166,100      3,408,372
       IDEC Pharmaceuticals(a)                                              215,940     13,565,351

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

       Millennium Pharmaceuticals(a)                                         234,160 $    4,397,525
       Neurogenetics Inc(a)(h)                                                67,828         67,828
       Orchid Biosciences Warrants (Exp 2004)(a)                             179,910        246,477
       Protein Design Labs(a)                                                226,040      3,587,255
===================================================================================================
                                                                                         99,041,398
21.67  HEALTH CARE EQUIPMENT
       AeroGen Inc(a)                                                         94,896        194,537
       Baxter International                                                  250,160     13,878,877
       Guidant Corp(a)                                                       356,900     14,811,350
       Instrumentation Metrics
         Warrants
          (Exp 8/2006)(a)(d)(h)                                                8,264              2
          (Exp 9/2006)(a)(d)(h)                                                3,305              1
          (Exp 10/2006)(a)(d)(h)                                               3,305              1
       Laboratory Corp of America Holdings(a)                                 53,460      4,355,921
       Medtronic Inc                                                         260,400     11,598,216
       St Jude Medical(a)                                                    300,980     23,566,734
       Varian Medical Systems(a)                                             308,040     12,438,655
       Zimmer Holdings Inc(a)                                                250,220      8,947,867
===================================================================================================
                                                                                         89,792,161
72.95  PHARMACEUTICALS
       Abbott Laboratories                                                   384,620     21,750,261
       Allergan Inc                                                          116,900      7,579,796
       Altana AG                                                             125,000      6,304,769
       American Home Products                                                345,240     21,940,002
       AmerisourceBergen Corp(b)                                             377,695     25,569,951
       AstraZeneca PLC Sponsored ADR Representing Ord Shrs                   298,400     15,212,432
       Bristol-Myers Squibb                                                  308,820     14,514,540
       Cardinal Health                                                       206,100     13,621,149
       Forest Laboratories(a)                                                362,918     28,859,239
       GlaxoSmithKline PLC Sponsored ADR
         Representing 2 Ord Shrs                                             117,720      5,762,394
       Johnson & Johnson                                                     455,660     27,749,694
       King Pharmaceuticals(a)                                               324,046     10,064,869
       Lilly (Eli) & Co                                                      204,600     15,494,358
       Medarex Inc(a)                                                        237,800      3,597,914
       MedClone Trust(a)(h)                                                  216,608              0
       Pfizer Inc                                                            488,920     20,026,163
       Pharmaceutical HOLDRs Trust Depository Receipts(c)(e)                   7,500        731,400
       Pharmacia Corp                                                        451,720     18,543,106
       Recordati SpA                                                         334,720      7,385,982
       Sanofi-Synthelabo SA                                                  142,540      9,358,250
       Schering-Plough Corp                                                  496,480     17,123,595
       Teva Pharmaceutical Industries Ltd Sponsored
         ADR Representing Ord Shrs                                           193,820     11,053,554
===================================================================================================
                                                                                        302,243,418
        TOTAL COMMON STOCKS & WARRANTS
          (Cost $468,240,272)                                                           491,076,977
===================================================================================================

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

13.99  PREFERRED STOCKS & WARRANTS
2.67   BIOTECHNOLOGY
       Cellomics Inc, Pfd, Series C Shrs(a)(h)                             1,224,902 $    6,999,989
       Ingenex Inc, Conv Pfd, Series B Shrs(a)(h)                            103,055         62,863
       Structural Bioinformatics, Pfd, Series D Shrs(a)(h)                   650,407      4,000,003
                                                                                         11,062,855
5.44   HEALTH CARE DISTRIBUTORS & SERVICES
       Caresoft Inc
         Conv Pfd, Series C Shrs(a)(d)(g)(h)                               1,182,107      1,111,182
         Pfd, Series A Shrs(a)(d)(g)(h)                                    1,627,102      1,529,477
         Pfd, Series B Shrs(a)(d)(g)(h)                                      238,640        224,323
         Pfd, Series D Shrs(a)(d)(g)(h)                                      872,412        820,069
         Warrants (Warrants to purchase Pfd
           Series A Shrs, Exp 2004)(a)(d)(g)(h)                              118,920             59
         Warrants (Warrants to purchase Pfd
           Series C Shrs)
              (Exp 2004)(a)(d)(g)(h)                                         271,653              0
              (Exp 2005)(a)(d)(g)(h)                                          43,307              0
         Warrants (Warrants to purchase Pfd
           Series D Shrs)
              (Exp 3/2006)(a)(d)(g)(h)                                       340,909              0
              (Exp 6/2006)(a)(d)(g)(h)                                        79,545              0
       Dexcom Inc, Pfd, Series B Shrs(a)(h)                                  694,444      1,000,000
       Locus Discovery, Pfd
         Series C Shrs(a)(d)(h)                                            2,000,000      8,000,000
         Series D Shrs(a)(d)(h)                                              588,235      2,352,940
       NeoThermia Corp, Pfd, Series C Shrs(a)(d)(h)                        2,439,026      2,000,001
       Physiome Sciences, Pfd, Series B Shrs(a)(d)(h)                        909,090      1,499,998
       Syrrx Inc, Pfd, Series C Shrs(a)(h)                                   615,385      4,000,003
===================================================================================================
                                                                                         22,538,052
5.85   HEALTH CARE EQUIPMENT
       Adeza Biomedical, Conv Pfd
         Series 2 Shrs(a)(d)(h)                                              416,666      1,929,164
         Series 5 Shrs(a)(d)(h)                                               97,192        449,999
       Afx Inc, Pfd, Series F Shrs(a)(d)(h)                                1,500,000        705,000
       Athersys Inc, Conv Pfd, Class F Shrs(a)(h)                            416,667      5,416,667
       DoubleTwist Inc, Pfd, Series D Shrs(a)(f)(h)                        2,657,807      4,000,000
       Instrumentation Metrics
         Conv Pfd, Series C Shrs(a)(d)(h)                                    586,748      1,465,110
         Conv Pfd, Series D Shrs(a)(d)(h)                                    102,980        257,141
       Janus Biomedical, Conv Pfd, Series A Shrs(a)(h)                       400,000              1
       Masimo Corp, Pfd
         Conv, Series F Shrs(a)(h)                                            15,909        174,999
         Series C Shrs(a)(h)                                                 125,000      1,000,000
       Optimize Inc, Pfd, Series C Shrs(a)(d)(h)                           2,631,579      7,000,000
       Scimagix Inc, Pfd, Series C Shrs(a)(h)                                641,635      1,350,000
       UltraGuide Inc, Pfd
         Series E Shrs(a)(h)                                                 445,050        431,698
         Series F Shrs(a)(h)                                                  50,000         48,500
===================================================================================================
                                                                                         24,228,279

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

0.03   PHARMACEUTICALS
       MedClone Inc, Conv Pfd, Series G Shrs(a)(h)                           872,096 $      113,372
===================================================================================================
         TOTAL PREFERRED STOCKS & WARRANTS
           (Cost $66,576,649)                                                            57,942,558
===================================================================================================
0.02   FIXED INCOME SECURITIES--CORPORATE BONDS
0.02   HEALTH CARE EQUIPMENT
       DoubleTwist Inc, Conv Sub Notes, 5.000%, 12/10/2005(f)(h)
         (Cost $91,724)                                                   $   91,724         91,724
===================================================================================================
       TOTAL INVESTMENT SECURITIES HELD
         (COST $534,908,645)                                                            549,111,259
===================================================================================================
(4.08) INVESTMENT SECURITIES SOLD SHORT--COMMON STOCKS
(1.82) HEALTH CARE DISTRIBUTORS & SERVICES
       Apria Healthcare Group                                               (350,000)    (7,556,500)
===================================================================================================
(0.31) HEALTH CARE EQUIPMENT
       Inhale Therapeutic Systems                                           (100,000)    (1,289,000)
===================================================================================================
(0.48) MANAGED HEALTH CARE
       Kindred Healthcare                                                    (50,000)    (1,999,500)
===================================================================================================
(1.47) PHARMACEUTICALS
       Mylan Laboratories                                                   (200,000)    (6,076,000)
===================================================================================================
       TOTAL INVESTMENT SECURITIES SOLD SHORT
         (PROCEEDS $17,360,142)                                                         (16,921,000)
===================================================================================================
128.46 TOTAL INVESTMENTS
       (Cost $517,548,503)                                                           $  532,190,259
===================================================================================================
(28.46) OTHER LIABILITIES IN EXCESS OF ASSETS                                        $ (117,885,511)
===================================================================================================
100.00  NET ASSETS AT VALUE                                                          $  414,304,748
===================================================================================================

GLOBAL GROWTH FUND
100.00 INVESTMENT SECURITIES HELD--COMMON STOCKS
2.73   AEROSPACE & DEFENSE
       Boeing Co                                                               1,100 $       50,556
===================================================================================================
2.64   ALUMINUM
       Alcoa Inc                                                               1,300         48,841
===================================================================================================
2.41   APPLICATION SOFTWARE
       Check Point Software Technologies Ltd(a)                 IS               600         16,752
       Siebel Systems(a)                                                       1,000         27,760
===================================================================================================
                                                                                             44,512
2.42  BANKS
      Bank of America                                                            700         44,765
===================================================================================================
8.93  BIOTECHNOLOGY
      Genentech Inc(a)                                                         2,100         99,120

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

       MedImmune Inc(a)                                                        1,600 $       65,968
===================================================================================================
                                                                                            165,088
1.32   BREWERS
       Heineken NV                                              NL               600         24,439
===================================================================================================
2.81   COMPUTER HARDWARE
       Dell Computer(a)                                                        1,000         24,690
       Sun Microsystems(a)                                                     3,200         27,232
===================================================================================================
                                                                                             51,922
2.65   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                             4,500         49,050
===================================================================================================
6.28   CONSUMER ELECTRONICS
       Matsushita Electric Industrial Ltd Sponsored
         ADR Representing Ord Shrs                              JA             3,500         42,210
       Sony Corp Sponsored ADR Representing Ord Shrs            JA             1,600         73,920
===================================================================================================
                                                                                            116,130
4.40   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                                           1,800         81,450
===================================================================================================
2.00   FOOD DISTRIBUTORS
       Unilever PLC Sponsored ADR Representing 4 Ord Shrs       UK             1,100         36,927
===================================================================================================
1.89   HOME IMPROVEMENT RETAIL
       Home Depot                                                                700         35,000
===================================================================================================
3.75   INDUSTRIAL CONGLOMERATES
       General Electric                                                        1,800         69,300
===================================================================================================
3.27   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs             UK               600         29,730
       Royal Dutch Petroleum New York
         Registry 1.25 Gldr Shrs                                NL               600         30,822
===================================================================================================
                                                                                             60,552
1.33   INTEGRATED TELECOMMUNICATION
         SERVICES
       Telecom Italia SpA Sponsored ADR
         Representing 10 Ord Shrs                               IT               300         24,630
===================================================================================================
1.07   INTEGRATED TELECOMMUNICATION
         SERVICES--LONG DISTANCE
       Deutsche Telekom AG Sponsored ADR
         Representing Ord Shrs                                  GM             1,400         19,726
===================================================================================================
8.69   INVESTMENT ADVISER/BROKER
         DEALER SERVICES
       Merrill Lynch & Co                                                      2,100        100,695
       Schwab (Charles) Corp                                                   4,600         59,984
===================================================================================================
                                                                                            160,679
0.64   MULTI-LINE INSURANCE
       ING Groep NV Sponsored ADR Representing Ord Shrs         NL               500         11,885
===================================================================================================

                                                                             SHARES,
                                                                           PRINCIPAL
                                                           COUNTRY         AMOUNT OR
                                                           CODE IF         NUMBER OF
 %     DESCRIPTION                                          NON US         CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------

3.47   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                        4,500 $       64,215
===================================================================================================
2.20   OIL & GAS EQUIPMENT &SERVICES
       Schlumberger Ltd                                         NL               700         40,747
===================================================================================================
3.47   PHARMACEUTICALS
       Recordati SpA                                            IT             1,100         24,273
       Teva Pharmaceutical Industries Ltd Sponsored
         ADR Representing Ord Shrs                              IS               700         39,921
===================================================================================================
                                                                                             64,194
2.35   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                    1,000         43,470
===================================================================================================
10.59  SEMICONDUCTORS
       Applied Micro Circuits(a)                                               7,600         58,444
       Intel Corp                                                              1,900         54,245
       Maxim Integrated Products(a)                                            1,000         45,760
       Taiwan Semiconductor Manufacturing Ltd
         Sponsored ADR Representing 5 Ord Shrs                  TW             2,300         37,375
===================================================================================================
                                                                                            195,824
2.56   SOFT DRINKS
       Coca-Cola Co                                                            1,000         47,390
===================================================================================================
4.73   SYSTEMS SOFTWARE
       Microsoft Corp(a)                                                         900         52,506
       Oracle Corp(a)                                                          2,100         34,902
===================================================================================================
                                                                                             87,408
6.69   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(a)                                          4,300         63,425
       JDS Uniphase(a)                                                         4,300         20,855
       Nokia Corp Sponsored ADR Representing Ord Shrs           FI             1,900         39,463
===================================================================================================
                                                                                            123,743
4.71   WIRELESS TELECOMMUNICATION SERVICES
       NTT DoCoMo                                               JA                 4         41,547
       Vodafone Group PLC Sponsored ADR
         Representing 10 Ord Shrs                               UK             2,400         45,600
===================================================================================================
                                                                                             87,147
100.00 TOTAL INVESTMENT SECURITIES HELD AT VALUE
       (Cost $2,089,340)                                                             $    1,849,590
===================================================================================================

(a)  Security is non-income producing.
(b) Securities are pledged with broker as collateral for investment securities sold short.
(c)  HOLDRs - Holding Company Depository Receipts.
(d)  Security is an affiliated company (See Notes) .
(e) Loaned security, a portion or all of the security is on loan at February 28, 2002.
(f)  The company filed for bankruptcy on March 22, 2002.
(g) Effective April 4, 2002, the company is no longer in business and their assets are being liquidated.
(h) The following are restricted and illiquid securities that are valued at fair value at February 28, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID
  SECURITIES

                                                                                                 VALUE AS A %
                                            ACQUISITION     ACQUISITION                         OF NET ASSETS
DESCRIPTION                                     DATE(S)            COST            VALUE             AT VALUE
-------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Adeza Biomedical, Conv Pfd
  Series 2 Shrs                                12/21/94     $   999,998    $   1,929,164                0.47%
  Series 5 Shrs                                 9/20/01         449,999          449,999                0.11
Afx Inc, Pfd, Series F Shrs                     8/14/98       3,000,000          705,000                0.17
Athersys Inc, Conv Pfd, Series F Shrs           4/17/00       5,000,000        5,416,667                1.31
Caresoft Inc
  Conv Pfd, Series C Shrs                      12/20/99-
                                                 5/8/00       3,002,552        1,111,182                0.27
  Pfd, Series A Shrs                            7/21/97-
                                                 12/3/99      1,986,251        1,529,477                0.37
  Pfd, Series B Shrs                            2/25/99         507,080          224,323                0.05
  Pfd, Series D Shrs                            3/14/01-
                                                 6/25/01        960,673          820,069                0.20
  Warrants (Warrants to purchase Pfd
   Series A Shrs, Exp 2004)                     2/25/99              59               59                0.00
  Warrants (Warrants to purchase Pfd
   Series C Shrs)
        (Exp 2004)                             12/20/99               0                0                0.00
        (Exp 2005)                              3/13/00               0                0                0.00
  Warrants (Warrants to purchase Pfd
   Series D Shrs)
        (Exp 3/2006)                            3/15/01               0                0                0.00
        (Exp 6/2006)                            6/25/01               0                0                0.00
Cellomics Inc, Pfd, Series C Shrs               10/2/00       6,999,989        6,999,989                1.69
Dexcom Inc, Pfd, Series B Shrs                 12/20/00       1,000,000        1,000,000                0.24
DoubleTwist Inc
  Conv Sub Notes, 5.000%, 12/10/2005           12/10/01          91,724           91,724                0.02
  Pfd, Series D Shrs                            2/18/00       4,000,000        4,000,000                0.97
Ecogen Technologies I                          11/16/92-
                                                 1/28/94        684,000                1                0.00
GenoPlex Inc                                    9/15/97-
                                                 6/25/98        408,490          137,142                0.03
Ingenex Inc, Conv Pfd, Series B Shrs            9/27/94         600,000           62,863                0.01
Instrumentation Metrics
  Conv Pfd, Series C Shrs                       2/25/98-
                                                 8/31/00      5,934,956        1,465,110                0.35
  Conv Pfd, Series D Shrs                       8/16/01-
                                                 9/21/01        257,141          257,141                0.06
  Warrants
    (Exp 8/2006)                                10/18/01              2                2                0.00
    (Exp 9/2006)                                 10/5/01              1                1                0.00
    (Exp 10/2006)                                11/7/01              1                1                0.00
Janus Biomedical, Conv Pfd, Series A Shrs         3/2/94      1,000,000                1                0.00
Locus Discovery, Pfd
  Series C Shrs                                 11/21/00      4,500,000        8,000,000                1.93
  Series D Shrs                                   9/6/01      2,352,940        2,352,940                0.57
Masimo Corp, Pfd
  Conv, Series F Shrs                            9/14/99        174,999          174,999                0.04
  Series C Shrs                                  10/7/98      1,000,000        1,000,000                0.24
MedClone Inc, Conv Pfd, Series G Shrs          10/21/93-
                                                 7/15/94      1,500,005          113,372                0.03
MedClone Trust                                  12/6/94-
                                                 3/24/97        151,965                0                0.00
NeoThermia Corp, Pfd, Series C Shrs              3/26/01      2,000,001        2,000,001                0.48
Neurogenetics Inc                               9/15/97-
                                                 6/25/98        202,031           67,828                0.02
Optimize Inc, Pfd, Series C Shrs                 8/15/00      7,000,000        7,000,000                1.69
Physiome Sciences, Pfd, Series B Shrs            11/7/97      1,499,998        1,499,998                0.36

SCHEDULE OF RESTRICTED AND ILLIQUID
SECURITIES (CONTINUED)
                                                                                                 VALUE AS A %
                                            ACQUISITION     ACQUISITION                         OF NET ASSETS
DESCRIPTION                                     DATE(S)            COST            VALUE             AT VALUE
-------------------------------------------------------------------------------------------------------------

Scimagix Inc, Pfd, Series C Shrs                5/24/01     $ 1,350,000     $   1,350,000               0.33%
Structural Bioinformatics, Pfd, Series D Shrs   3/24/00       4,000,003         4,000,003               0.97
Syrrx Inc, Pfd, Series C Shrs                   1/10/01       4,000,003         4,000,003               0.97
UltraGuide Inc, Pfd
  Series E Shrs                                  6/1/01       1,348,502           431,698               0.10
  Series F Shrs                                  6/1/01         151,500            48,500               0.01
=============================================================================================================
                                                            $68,114,863     $  58,239,258              14.06%
=============================================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                          % OF
                                COUNTRY             INVESTMENT
COUNTRY                            CODE             SECURITIES             VALUE
--------------------------------------------------------------------------------
GLOBAL GROWTH FUND
Finland                              FI                   2.13%     $     39,463
Germany                              GM                   1.07            19,726
Israel                               IS                   3.07            56,673
Italy                                IT                   2.64            48,903
Japan                                JA                   8.53           157,677
Netherlands                          NL                   5.83           107,893
Taiwan                               TW                   2.02            37,375
United Kingdom                       UK                   6.07           112,257
United States                                            68.64         1,269,623
================================================================================
                                                        100.00%     $  1,849,590
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED

                                                                                     ADVANTAGE
                                                           ADVANTAGE             GLOBAL HEALTH
                                                                FUND             SCIENCES FUND
----------------------------------------------------------------------------------------------
ASSETS
Investment Securities Held:
  At Cost(a)                                         $    47,592,596          $    534,908,645
==============================================================================================
  At Value(a)                                        $    47,186,900          $    549,111,259
Cash                                                               0                   195,762
Deposits with Custodian Bank for Investment
  Securities Sold Short                                    3,139,824                 4,907,248
Receivables:
  Investment Securities Held                               6,937,288                 7,921,043
  Investment Securities Sold Short                        10,349,225                 3,426,123
  Fund Shares Sold                                            79,595                    32,639
  Dividends and Interest                                      18,825                   553,419
Other Investments (Note 5)                                         0                   750,000
Prepaid Expenses and Other Assets                             23,296                    80,520
==============================================================================================
TOTAL ASSETS                                              67,734,953               566,978,013
==============================================================================================
LIABILITIES
Investment Securities Sold Short at Value
  (Proceeds $11,620,270 and $17,360,142, respectively)    11,433,600                16,921,000
Payables:
  Custodian                                                        8                         0
  Dividends on Investment Securities Sold Short                  700                         0
  Investment Securities Held Purchased                     7,044,525                10,203,544
  Investment Securities Sold Short Purchased               6,744,791                 1,195,898
  Fund Shares Repurchased                                  2,675,649                 1,321,271
  Securities Loaned                                                0                   750,000
  Borrowings on Line of Credit                                     0               122,000,000
Depreciation on Forward Foreign Currency Contracts                 0                     4,011
Accrued Distribution Expenses
  Class A                                                      5,495                       721
  Class B                                                     10,811                       982
  Class C                                                      8,544                       518
Accrued Expenses and Other Payables                            1,466                   275,320
==============================================================================================
TOTAL LIABILITIES                                         27,925,589               152,673,265
==============================================================================================
NET ASSETS AT VALUE                                  $    39,809,364          $    414,304,748
==============================================================================================
NET ASSETS
Paid-in Capital(b)                                   $    76,482,911          $    430,633,953
Accumulated Undistributed Net Investment Loss               (456,489)               (3,899,649)
Accumulated Undistributed Net Realized Loss on
  Investment Securities Held, Investment Securities
  Sold Short, Foreign Currency Transactions, Futures
  and Option Contracts                                   (35,998,032)              (26,414,175)
Net Appreciation (Depreciation) of Investment
  Securities Held, Investment Securities Sold Short,
  Foreign Currency Transactions, Futures and Option
  Contracts                                                 (219,026)               13,984,619
==============================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                        $    39,809,364          $    414,304,748
==============================================================================================
NET ASSETS AT VALUE:
  Class A                                            $    15,787,253          $    412,396,794
==============================================================================================
  Class B                                            $    13,627,263          $      1,283,861
==============================================================================================
  Class C                                            $    10,394,848          $        624,093
==============================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO COUNSELOR SERIES FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED
                                                                                     ADVANTAGE
                                                           ADVANTAGE             GLOBAL HEALTH
                                                                FUND             SCIENCES FUND
                                                         (CONTINUED)               (CONTINUED)
----------------------------------------------------------------------------------------------
Shares Outstanding
  Class A                                                  2,385,159                29,366,999
  Class B                                                  2,080,407                    91,381
  Class C                                                  1,589,763                    45,154
==============================================================================================
NET ASSET VALUE PER SHARE:
  Class A
    Redemption Price per Share                       $          6.62          $          14.04
    Offering Price per Share (Maximum sales charge
      of 5.50%)                                      $          7.01          $          14.86
  Class B, Offering and Redemption Price per Share   $          6.55          $          14.05
  Class C, Offering and Redemption Price per Share   $          6.54          $          13.82
==============================================================================================

(a) Investment securities held at cost and value at February 28, 2002 includes a repurchase agreement of $3,885,000 for Advantage Fund.
(b) INVESCO Counselor Series Funds, Inc. have 4 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 600 million have been allocated to Advantage Fund and 600 million to Advantage Global Health Sciences Fund: 200 million to each Class A, 200 million to each Class B and 200 million to each Class C.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO COUNSELOR SERIES FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED
                                                                          GLOBAL
                                                                          GROWTH
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities Held:
  At Cost                                                     $        2,089,340
================================================================================
  At Value                                                    $        1,849,590
Cash                                                                      36,130
Receivable for Dividends and Interest                                      1,223
Prepaid Expenses and Other Assets                                          1,830
================================================================================
TOTAL ASSETS                                                           1,888,773
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                         22,010
  Fund Shares Repurchased                                                100,624
Accrued Distribution Expenses
  Class A                                                                    339
  Class B                                                                    175
  Class C                                                                    259
Accrued Expenses and Other Payables                                       21,716
================================================================================
TOTAL LIABILITIES                                                        145,123
================================================================================
NET ASSETS AT VALUE                                           $        1,743,650
================================================================================
NET ASSETS
Paid-in Capital(a)                                            $        3,154,434
Accumulated Undistributed Net Investment Loss                           (37,869)
Accumulated Undistributed Net Realized Loss on
  Investment Securities Held and Foreign Currency Transactions       (1,133,165)
Net Depreciation of Investment Securities Held and Foreign
  Currency Transactions                                                (239,750)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding         $        1,743,650
================================================================================
NET ASSETS AT VALUE:
  Class A                                                     $        1,212,901
================================================================================
  Class B                                                     $          219,641
================================================================================
  Class C                                                     $          311,108
================================================================================
Shares Outstanding
  Class A                                                                246,962
  Class B                                                                 45,167
  Class C                                                                 64,198
================================================================================
NET ASSET VALUE PER SHARE:
  Class A
    Redemption Price per Share                                $             4.91
    Offering Price per Share (Maximum sales charge of 5.50%)  $             5.20
  Class B, Offering and Redemption Price per Share            $             4.86
  Class C, Offering and Redemption Price per Share            $             4.85
================================================================================
(a) INVESCO Counselor Series Funds, Inc. have 4 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 600 million have been allocated to Global Growth Fund: 200 million to Class A, 200 million to Class B and 200 million to Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO COUNSELOR SERIES FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2002
UNAUDITED
                                                                       ADVANTAGE
                                                 ADVANTAGE         GLOBAL HEALTH
                                                      FUND         SCIENCES FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                    $      52,519        $    1,331,307
Interest                                           284,282               381,634
Securities Loaned Income                                 0                54,212
  Foreign Taxes Withheld                              (507)             (24,915)
================================================================================
  TOTAL INCOME                                     336,294             1,742,238
================================================================================
EXPENSES
Dividends on Investment Securities Sold Short       47,444                18,900
Investment Advisory Fees                           337,114             3,405,950
Distribution Expenses - Class A                     48,501                 3,647
Distribution Expenses - Class B                     85,895                 3,903
Distribution Expenses - Class C                     69,018                 2,554
Transfer Agent Fees - Class A                       44,235               340,371
Transfer Agent Fees - Class B                       17,208                   805
Transfer Agent Fees - Class C                       15,844                   622
Administrative Services Fees                        18,207               107,178
Custodian Fees and Expenses                         25,396                57,688
Directors' Fees and Expenses                         5,198                11,990
Interest Expenses                                   19,523             1,280,902
Professional Fees and Expenses                      17,642                55,920
Registration Fees and Expenses - Class A            13,062                20,455
Registration Fees and Expenses - Class B             7,818                     0
Registration Fees and Expenses - Class C             7,558                     0
Reports to Shareholders                              9,036               137,266
Other Expenses                                       2,471                21,325
================================================================================
  TOTAL EXPENSES                                   791,170             5,469,476
  Fees and Expenses Paid Indirectly                   (755)              (1,568)
================================================================================
    NET EXPENSES                                   790,415             5,467,908
================================================================================
NET INVESTMENT LOSS                               (454,121)          (3,725,670)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities Held                    (9,599,012)         (20,684,625)
  Investment Securities Sold Short               3,222,325           (3,825,920)
  Foreign Currency Transactions                    (16,411)               13,017
  Futures Contracts                                270,145                     0
  Option Contracts                                (970,320)              487,294
================================================================================
    Total Net Realized Loss                     (7,093,273)         (24,010,234)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities Held                      (188,480)           12,267,046
  Investment Securities Sold Short                  58,843             1,900,360
  Foreign Currency Transactions                      7,928           (2,737,962)
  Futures Contracts                                 65,813                     0
  Option Contracts                                 212,991                     0
================================================================================
    Total Net Appreciation/Depreciation            157,095            11,429,444
================================================================================
NET LOSS ON INVESTMENT SECURITIES HELD,
  INVESTMENT SECURITIES SOLD SHORT, FOREIGN
  CURRENCY TRANSACTIONS, FUTURES AND OPTION
  CONTRACTS                                     (6,936,178)         (12,580,790)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS   $  (7,390,299)       $ (16,306,460)
================================================================================

See Notes to Financial Statements

INVESCO COUNSELOR SERIES FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2002
UNAUDITED
                                                                          GLOBAL
                                                                          GROWTH
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $        4,567
Interest                                                                      35
  Foreign Taxes Withheld                                                    (97)
================================================================================
  TOTAL INCOME                                                             4,505
================================================================================
EXPENSES
Investment Advisory Fees                                                   8,778
Distribution Expenses - Class A                                            2,231
Distribution Expenses - Class B                                              673
Distribution Expenses - Class C                                            1,730
Transfer Agent Fees - Class A                                                722
Transfer Agent Fees - Class B                                                196
Transfer Agent Fees - Class C                                                392
Administrative Services Fees                                               5,395
Custodian Fees and Expenses                                                3,869
Director's Fees and Expenses                                               1,509
Professional Fees and Expenses                                            16,336
Reports to Shareholders                                                      312
Other Expenses                                                               348
================================================================================
  TOTAL EXPENSES                                                          42,491
  Fees and Expenses Paid Indirectly                                        (117)
================================================================================
    NET EXPENSES                                                          42,374
================================================================================
NET INVESTMENT LOSS                                                     (37,869)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities Held                                           (817,355)
  Foreign Currency Transactions                                          (2,767)
================================================================================
    Total Net Realized Loss                                            (820,122)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities Held                                             747,286
  Foreign Currency Transactions                                          (9,366)
================================================================================
    Total Net Appreciation/Depreciation                                  737,920
================================================================================
NET LOSS ON INVESTMENT SECURITIES HELD
  AND FOREIGN CURRENCY TRANSACTIONS                                     (82,202)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $    (120,071)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ADVANTAGE FUND

                                                                SIX MONTHS                       YEAR
                                                                     ENDED                      ENDED
                                                               FEBRUARY 28                  AUGUST 31
-----------------------------------------------------------------------------------------------------
                                                                      2002                       2001
                                                                 UNAUDITED
OPERATIONS
Net Investment Loss                                         $    (454,121)             $    (684,212)
Net Realized Loss on Investment Securities Held,
  Investment Securities Sold Short, Foreign Currency
  Transactions, Futures and Option Contracts                   (7,093,273)               (23,370,053)
Change in Net Appreciation/Depreciation of Investment
  Securities Held, Investment Securities Sold Short,
  Foreign Currency Transactions, Futures and Option Contracts     157,095                 (1,639,710)
=====================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                     (7,390,299)               (25,693,975)
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income - Class A                                         0                    (25,259)
Net Realized Gain on Investment Securities Held,
  Investment Securities Sold Short, Foreign Currency
  Transactions, Futures and Option Contracts
    Class A                                                             0                 (3,670,983)
    Class B                                                             0                 (1,098,298)
    Class C                                                             0                   (848,910)
=====================================================================================================
TOTAL DISTRIBUTIONS                                                     0                 (5,643,450)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Class A                                                         645,573                 82,482,560
  Class B                                                         362,082                 18,904,150
  Class C                                                         674,291                 19,437,451
Reinvestment of Distributions
  Class A                                                               0                  3,054,247
  Class B                                                               0                    444,615
  Class C                                                               0                    559,565
=====================================================================================================
                                                                1,681,946                124,882,588
Amounts Paid for Repurchases of Shares
  Class A                                                     (15,685,028)               (74,581,392)
  Class B                                                      (3,757,265)                (3,715,647)
  Class C                                                      (3,941,380)                (7,119,724)
=====================================================================================================
                                                              (23,383,673)               (85,416,763)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                (21,701,727)                39,465,825
=====================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (29,092,026)                 8,128,400
NET ASSETS
Beginning of Period                                            68,901,390                 60,772,990
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($456,489)
  and ($2,368), respectively)                               $  39,809,364             $   68,901,390
=====================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
ADVANTAGE FUND (CONTINUED)

                                                                SIX MONTHS                       YEAR
                                                                     ENDED                      ENDED
                                                               FEBRUARY 28                  AUGUST 31
-----------------------------------------------------------------------------------------------------
                                                                      2002                       2001
                                                                 UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Class A                                                           82,960                  7,902,733
  Class B                                                           48,933                  1,824,315
  Class C                                                           89,813                  1,915,938
Shares Issued from Reinvestment of Distributions
  Class A                                                                0                    301,766
  Class B                                                                0                     44,021
  Class C                                                                0                     55,402
=====================================================================================================
                                                                   221,706                 12,044,175
Shares Repurchased
  Class A                                                       (2,124,279)                (7,822,000)
  Class B                                                         (494,225)                  (405,118)
  Class C                                                         (535,008)                  (764,736)
=====================================================================================================
                                                                (3,153,512)                (8,991,854)
NET INCREASE (DECREASE) IN FUND SHARES                          (2,931,806)                 3,052,321
=====================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
ADVANTAGE GLOBAL HEALTH SCIENCES FUND

                                                      SIX MONTHS                 PERIOD                     YEAR
                                                           ENDED                  ENDED                    ENDED
                                                     FEBRUARY 28              AUGUST 31               OCTOBER 31
----------------------------------------------------------------------------------------------------------------
                                                            2002                   2001                     2000
                                                       UNAUDITED               (Note 1)
OPERATIONS
Net Investment Loss                              $   (3,725,670)        $   (4,210,908)          $   (4,926,861)
Net Realized Gain (Loss) on Investment
  Securities Held, Investment Securities Sold
  Short, Foreign Currency Transactions
  and Option Contracts                              (24,010,234)            29,426,914              170,794,007
Change in Net Appreciation/Depreciation of
  Investment Securities Held, Investment
  Securities Sold Short and Foreign
  Currency Transactions                              11,429,444           (276,181,281)             173,930,690
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   (16,306,460)          (250,965,275)             339,797,836
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income - Class A                               0                      0               (2,654,362)
Net Realized Gain on Investment Securities Held,
  Investment Securities Sold Short and Foreign
  Currency Transactions - Class A                             0           (134,781,805)             (89,653,448)
================================================================================================================
TOTAL DISTRIBUTIONS                                           0           (134,781,805)             (92,307,810)
================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Class A                                             1,282,840              1,400,839                      --
  Class B                                             1,038,976                345,651                      --
  Class C                                               822,485                316,798                      --
Reinvestment of Distributions - Class A                       0             64,322,751               12,973,985
================================================================================================================
                                                      3,144,301             66,386,039               12,973,985
Amounts Paid for Repurchases of Shares
  Class A                                           (51,561,608)          (139,607,661)                      --
  Class B                                               (10,540)                     0                       --
  Class C                                              (485,910)                  (522)                      --
================================================================================================================
                                                    (52,058,058)          (139,608,183)                      --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      (48,913,757)           (73,222,144)              12,973,985
================================================================================================================
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                     (65,220,217)          (458,969,224)             260,464,011
NET ASSETS
Beginning of Period                                 479,524,965            938,494,189              678,030,178
================================================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($3,899,649), ($173,979) and
  ($85,099), respectively)                       $  414,304,748        $   479,524,965         $    938,494,189
================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
ADVANTAGE GLOBAL HEALTH SCIENCES FUND (CONTINUED)

                                                      SIX MONTHS                 PERIOD                     YEAR
                                                           ENDED                  ENDED                    ENDED
                                                     FEBRUARY 28              AUGUST 31               OCTOBER 31
----------------------------------------------------------------------------------------------------------------
                                                            2002                   2001                     2000
                                                       UNAUDITED               (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
  Class A                                                 86,562                 93,551                       --
  Class B                                                 69,177                 22,954                       --
  Class C                                                 57,197                 21,587                       --
Shares Issued from Reinvestment of
  Distributions - Class A                                      0              3,573,357                  947,871
================================================================================================================
                                                         212,936              3,711,449                  947,871
Shares Repurchased
  Class A                                             (3,591,208)            (9,500,778)                      --
  Class B                                                   (750)                     0                       --
  Class C                                                (33,595)                   (35)                      --
================================================================================================================
                                                      (3,625,553)            (9,500,813)                      --
NET INCREASE (DECREASE)
  IN FUND SHARES                                      (3,412,617)            (5,789,364)                 947,871
================================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
GLOBAL GROWTH FUND

                                                                     SIX MONTHS                 PERIOD
                                                                          ENDED                  ENDED
                                                                    FEBRUARY 28              AUGUST 31
------------------------------------------------------------------------------------------------------
                                                                           2002                   2001
                                                                      UNAUDITED               (Note 1)
OPERATIONS
Net Investment Loss                                               $     (37,869)          $    (49,093)
Net Realized Loss on Investment Securities Held
  and Foreign Currency Transactions                                    (820,122)              (313,034)
Change in Net Appreciation/Depreciation of Investment Securities
  Held and Foreign Currency Transactions                                737,920               (977,670)
=======================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                             (120,071)            (1,339,797)
=======================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Class A                                                             2,095,455              2,609,084
  Class B                                                               177,890                146,065
  Class C                                                               181,245                683,261
=======================================================================================================
                                                                      2,454,590              3,438,410
Amounts Paid for Repurchases of Shares
  Class A                                                            (1,994,373)              (372,102)
  Class B                                                                (8,033)               (18,898)
  Class C                                                              (215,141)              (180,935)
=======================================================================================================
                                                                     (2,217,547)              (571,935)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                          237,043              2,866,475
=======================================================================================================
TOTAL INCREASE IN NET ASSETS                                            116,972              1,526,678
NET ASSETS
Initial Subscription - Class A                                               --                100,000
Beginning of Period                                                   1,626,678                     --
=======================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($37,869) and $0, respectively)          $   1,743,650          $   1,626,678
=======================================================================================================

                     ---------------------------------------------------------------

FUND SHARE TRANSACTIONS
Initial Subscription - Class A                                               --                 10,000
Shares Sold
  Class A                                                               369,675                274,753
  Class B                                                                32,793                 15,882
  Class C                                                                36,617                105,033
======================================================================================================
                                                                        439,085                405,668
Shares Repurchased
  Class A                                                              (354,572)               (52,894)
  Class B                                                                (1,476)                (2,032)
  Class C                                                               (44,510)               (32,942)
======================================================================================================
                                                                       (400,558)               (87,868)
NET INCREASE IN FUND SHARES                                              38,527                317,800
======================================================================================================

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

ADVANTAGE GLOBAL HEALTH SCIENCES FUND

                                                                        SIX MONTHS                PERIOD                  YEAR
                                                                             ENDED                 ENDED                 ENDED
                                                                       FEBRUARY 28             AUGUST 31            OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                              2002                  2001                  2000
                                                                         UNAUDITED              (Note 1)
INCREASE (DECREASE) IN CASH
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Dividends and Interest Received, Net of Foreign Withholding Taxes   $    1,917,331       $     3,909,184      $      4,412,544
Expenses Paid                                                           (5,233,122)           (8,701,659)           (9,370,034)
Sales Net of Purchases of Short-Term Investments                                 0            14,291,999            34,910,948
Purchases of Investment Securities Held                               (346,636,886)       (1,033,452,158)       (1,432,915,955)
Sales of Investment Securities Held                                    322,505,481         1,206,045,228         1,452,347,236
Proceeds of Investment Securities Sold Short                           203,593,151           209,260,587            83,305,047
Purchases of Investment Securities Sold Short                         (229,393,731)         (200,383,508)          (54,064,080)
Realized Gain (Loss) from Foreign Currency Transactions                  1,815,673               (30,962)               (6,242)
Change in Unrealized Loss from Foreign Currency Transactions                (4,011)               (6,242)                    0
Change in Deposits at Custodian Bank for Investment Securities
  Sold Short                                                            29,466,800           (34,374,048)                    0
Change in Payable to Broker                                                      0              (845,082)              845,082
Change in Payable for Dividends Paid on Investment Securities
  Sold Short                                                              (176,636)              176,636                     0
Change in Prepaid Assets                                                    98,481               (20,930)             (127,529)
===============================================================================================================================
Net Cash Flows From Operating Activities                               (22,047,469)          155,869,045            79,337,017
===============================================================================================================================

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Borrowings on Line of Credit                                            70,500,000            51,500,000                     0
Sales of Fund Shares                                                     3,178,123             1,996,827                     0
Repurchases of Fund Shares                                             (51,645,134)         (138,699,836)                    0
Distributions Paid to Shareholders                                               0           (70,459,054)          (79,333,826)
===============================================================================================================================
Net Cash Flows Used for Financing Activities                            22,032,989          (155,662,063)          (79,333,826)
===============================================================================================================================
Net Increase (Decrease) in Cash                                            (14,480)              206,982                 3,191
Cash at Beginning of Year                                                  210,242                 3,260                    69
===============================================================================================================================
Cash at End of Year                                                 $      195,762       $       210,242      $          3,260
===============================================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO NET CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations               $  (16,306,460)       $ (250,965,275)      $   339,797,836
===============================================================================================================================
(Increase) Decrease in Investments Held                                (20,075,521)          168,353,953            78,777,287
Net Realized (Gain) Loss                                                24,010,234           (29,426,914)         (170,794,007)
(Increase) Decrease in Appreciation of Investment Securities Held
  and Foreign Currency Transactions                                    (11,429,444)          276,181,281          (173,930,690)
(Increase) Decrease in Receivable for Investment Securities Sold        (3,518,595)           45,911,525           (51,931,081)
Increase (Decrease) in Payable for Investment Securities Purchased        (362,262)          (33,483,311)           31,318,656
(Increase) Decrease in Depreciation of Foreign Currency Contracts            4,011                (6,242)                6,242
(Increase) Decrease in Dividends and Interest Receivable                   175,093              (349,718)              145,577
(Increase) Decrease in Cash at Custodian Bank for Investment
  Securities Sold Short                                                 29,466,800           (34,374,048)                    0
(Increase) Decrease in Prepaid Expenses and Other Assets                    98,481               (20,930)             (127,529)
Increase (Decrease) in Accrued Expenses and Other Payables                (234,786)              231,849               176,206
Increase (Decrease) in Payable for Investment Securities Sold Short    (23,875,020)           14,661,957            25,053,438
Increase (Decrease) in Payable to Broker                                         0              (845,082)              845,082
===============================================================================================================================
  Total Adjustments                                                     (5,741,009)          406,834,320          (260,460,819)
===============================================================================================================================
Net Cash Flows From Operating Activities                            $  (22,047,469)       $  155,869,045      $     79,337,017
===============================================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO COUNSELOR SERIES FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Counselor Series Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds: Advantage Fund, Advantage Global Health Sciences Fund (formerly INVESCO Global Health Sciences Fund, Inc.), Global Growth Fund (individually the "Fund" and collectively, the "Funds") and Mid-Cap Growth Fund (formerly Pell Rudman Mid-Cap Growth Portfolio). Mid-Cap Growth Fund is presented in a separate report to shareholders. The investment objectives of the Funds are: to seek aggressive capital appreciation for Advantage and Global Growth Funds and to seek capital appreciation through investments in the health science related business sectors for Advantage Global Health Sciences Fund. The Global Growth Fund commenced investment operations on November 29, 2000. INVESCO Counselor Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company.

INVESCO Global Health Sciences Fund, Inc. was registered under the "Act" as a diversified, closed-end management investment company prior to May 16, 2001. Upon approval by the shareholders of that Fund at the annual meeting held May 8, 2001, of an Agreement and Plan of Reorganization and Termination, INVESCO Global Health Sciences Fund, Inc. was reorganized into INVESCO Advantage Global Health Sciences Fund. Shareholders from the reorganization into INVESCO Advantage Global Health Sciences Fund received Class A shares of the Fund, effective May 16, 2001. As an open-end management investment company, it is no longer listed on the New York Stock Exchange. The Fund fiscal year end changed from October 31 to August 31.

Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares of the Fund are currently sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are sold with a contingent deferred sales charge paid by the redeeming shareholder. Class B shares along with a pro rata portion of its reinvested dividends and distributions convert to Class A shares after eight years. The Advantage Global Health Sciences Fund was closed to new investors from May 16, 2001 to May 21, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option Contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. FUTURES CONTRACTS -- The Funds may enter into futures contracts for non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains initial margin deposits as required by the broker upon entering into futures contracts. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The receivable for investment securities sold for Advantage Global Health Sciences Fund is net of $650,893 for Norian Corp, Conv Pfd, Series D Shrs allowance for doubtful accounts. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

F. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

                                                                                                 NET TAX
                                       COST/PROCEEDS OF       GROSS TAX       GROSS TAX     APPRECIATION
                                        INVESTMENTS FOR      UNREALIZED      UNREALIZED    (DEPRECIATION)
FUND                                       TAX PURPOSES    APPRECIATION    DEPRECIATION    ON INVESTMENTS
---------------------------------------------------------------------------------------------------------
ADVANTAGE FUND
    Investment Securities Held          $    47,827,807  $    1,169,241  $    2,088,898    $     (919,657)
    Investment Securities Sold Short        (11,620,270)        254,112          67,442           186,670
    Options Purchased                           239,749          52,250          13,249            39,001
ADVANTAGE GLOBAL HEALTH SCIENCES FUND
    Investment Securities Held              541,921,839      45,205,536      38,016,116         7,189,420
    Investment Securities Sold Short        (17,360,142)        510,197          71,055           439,142
GLOBAL GROWTH FUND
    Investment Securities Held                2,387,084          41,187         578,681          (537,494)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

The Fund incurred and elected to defer post-October 31 capital and currency losses which amounted to $27,640,477, and $301,591 for Advantage and Global Growth Funds, respectively, to the year ended August 31, 2002. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

H. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended February 28, 2002, was as follows:

                                                   CALL OPTIONS                       PUT OPTIONS
-------------------------------------------------------------------------------------------------------
                                            NUMBER            AMOUNT           NUMBER            AMOUNT
                                        OF OPTIONS       OF PREMIUMS       OF OPTIONS       OF PREMIUMS
-------------------------------------------------------------------------------------------------------
ADVANTAGE FUND
Options outstanding at August 31, 2001           0      $          0                0       $         0
Options written                            (19,268)        3,950,427                0                 0
Options closed or expired                   18,368        (3,722,435)               0                 0
Options exercised                              900          (227,992)               0                 0
Options outstanding at February 28, 2002         0      $          0                0       $         0

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Options outstanding at August 31, 2001           0      $          0                0       $         0
Options written                             (8,510)        2,330,691           (4,900)        1,449,151
Options closed or expired                    8,510        (2,330,691)           4,900        (1,449,151)
Options outstanding at February 28, 2002         0      $          0                0       $         0

I. SHORT SALES -- The Advantage Fund and Advantage Global Health Sciences Fund engage in short sales as part of their normal investment activities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of an expected decline in the price of that security. The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. Until the Fund replaces a borrowed security, it will maintain at all times cash or liquid securities or other collateral with a broker or other custodian in an amount equal or higher than the current market value of the security sold short. The Fund receives interest on the collateral it deposits. Short sales are fully collateralized by other securities which are noted in the Statement of Investment Securities. The liability account is valued to reflect the current value of the securities sold short and is presented in the Statement of Assets and Liabilities. Dividend expense on short sales is recorded on the ex-dividend date.

J. CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its Custodian bank account and does not include any short-term investments or deposits with custodian bank for investment securities sold short at February 28, 2002.

K. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for Advantage and Advantage Global Health Sciences Funds are based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. For these Funds the Base Fee will be adjusted, on a monthly basis (i) upward at a rate of 0.20%, on a pro rata basis, for each percentage point that investment performance of the Class A shares of the Fund exceeds the sum of 2.00% plus the investment record of the Index (the "Index", the Russell 3000 Index for Advantage Fund and the Morgan Stanley Health Care Product Index for Advantage Global Health Sciences Fund), or
(ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point that the investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum Fee Adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to IFG will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% for Advantage and Advantage Global Health Sciences Funds. During the first twelve months of operation, the investment advisory fee will be charged at the Base Fee of 1.50% with no Fee Adjustment for Advantage Global Health Sciences Fund. The current fee for Global Growth Fund is based on the annual rate of 1.00% of average net assets.

A master distribution plan and agreement for each Class of shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the six months ended February 28, 2002, amounts paid to the Distributor were as follows:

                                                    CLASS            CLASS           CLASS
FUND                                                    A                B               C
------------------------------------------------------------------------------------------
Advantage Fund                                  $  53,944       $   92,354      $   74,286
Advantage Global Health Sciences Fund               3,306            3,160           2,201
Global Growth Fund                                  2,283              553           1,772

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended February 28, 2002, for Class B were as follows:

                                                             DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                 AGGREGATE        UNREIMBURSED
                                                              UNREIMBURSED       EXPENSES AS %
                                          AMOUNT RETAINED         EXPENSES       OF NET ASSETS
FUND                                       BY DISTRIBUTOR       UNDER PLAN            OF CLASS
----------------------------------------------------------------------------------------------
ADVANTAGE FUND
Class B Plan                                    $  76,961       $        0               0.00%

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Class B Plan                                    $   3,608       $   13,348               1.04%

GLOBAL GROWTH FUND
Class B Plan                                    $     667       $      181               0.08%

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

Shareholders holding INVESCO Advantage Global Health Sciences Fund - Class A shares as a result of the reorganization of INVESCO Global Health Sciences Fund into INVESCO Advantage Global Health Sciences Fund - Class A Shares will be subject to a redemption fee of 2% for shares received in the reorganization for the period May 16, 2001 to May 15, 2002. The redemption fee will be based on the current net asset value of the shares at the time of the redemption. The redemption fee is accounted for as an addition to Paid-in Capital by Advantage Global Health Sciences Fund - Class A Shares. Total redemption fees received by Advantage Global Health Sciences Fund - Class A Shares for the six months ended February 28, 2002, were $964,979.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND/POSITION                                             PURCHASES/COVERS      SALES/PROCEEDS
----------------------------------------------------------------------------------------------
ADVANTAGE FUND
Investment Securities Held                                $    270,712,025    $    275,699,448

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Investment Securities Held                                $    346,274,624    $    326,116,760

GLOBAL GROWTH FUND
Investment Securities Held                                $      1,896,760    $      1,642,767

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended February 28, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                  UNFUNDED
                                                  PENSION          ACCRUED         PENSION
FUND                                             EXPENSES    PENSION COSTS       LIABILITY
------------------------------------------------------------------------------------------
Advantage Fund                                  $       0    $           0    $        886
Advantage Global Health Sciences Fund                 267                0             267
Global Growth Fund                                      0                0               0

Advantage Global Health Sciences Fund assumed liabilities under a previous plan for INVESCO Global Health Sciences Fund, Inc. which was terminated on May 16, 2001. Pension Liability assumed at that date amounted to $173,979. As part of the reorganization, Advantage Global Health Sciences paid out that pension liability on January 2, 2002.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions for Advantage Global Health Sciences Fund during the six months ended February 28, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                                 REALIZED
                                     PURCHASES                      SALES                  GAIN (LOSS) ON
                             -------------------------------------------------------           INVESTMENT          VALUE AT
AFFILIATE                    SHARES            COST       SHARES            PROCEEDS           SECURITIES         2/28/2002
---------------------------------------------------------------------------------------------------------------------------
ADVANTAGE GLOBAL
  HEALTH SCIENCES FUND
Adeza Biomedical, Conv Pfd
  Series 2 Shrs                  --              --           --                  --                   --     $   1,929,164
  Series 5 Shrs              97,192     $   449,999           --                  --                   --           449,999
Afx Inc, Pfd, Series F Shrs      --              --           --                  --                   --           705,000

                                                                                                 REALIZED
                                     PURCHASES                      SALES                  GAIN (LOSS) ON
                             -------------------------------------------------------           INVESTMENT          VALUE AT
AFFILIATE                    SHARES            COST       SHARES            PROCEEDS           SECURITIES         2/28/2002
---------------------------------------------------------------------------------------------------------------------------
Caresoft Inc
  Conv Pfd, Series C Shrs        --              --           --                  --                   --     $   1,111,182
  Pfd, Series A Shrs             --              --           --                  --                   --         1,529,477
  Pfd, Series B Shrs             --              --           --                  --                   --           224,323
  Pfd, Series D Shrs             --              --           --                  --                   --           820,069
  Warrants (Warrants to
     purchase Pfd, Series A
     Shrs, Exp 2004)             --              --           --                  --                   --                59
  Warrants (Warrants to
     purchase Pfd, Series C
     Shrs)
       (Exp 2004)                --              --           --                  --                   --                 0
       (Exp 2005)                --              --           --                  --                   --                 0
  Warrants (Warrants to
     purchase Pfd, Series D
     Shrs)
       (Exp 3/2006)              --              --           --                  --                   --                 0
       (Exp 6/2006)              --              --           --                  --                   --                 0
Ecogen Technologies I            --              --           --                  --                   --                 1
GenoPlex Inc                     --              --           --                  --                   --           137,142
Instrumentation Metrics
  Conv Pfd
  Series C Shrs                  --              --           --                  --                   --         1,465,110
  Series D Shrs              51,490     $   128,571           --                  --                   --           257,141
  Warrants
       (Exp 8/2006)           8,264               2           --                  --                   --                 2
       (Exp 9/2006)           3,305               1           --                  --                   --                 1
       (Exp 10/2006)          3,305               1           --                  --                   --                 1
Locus Discovery, Pfd
  Series C Shrs                 --               --           --                  --                   --         8,000,000
  Series D Shrs            588,235        2,352,940           --                  --                   --         2,352,940
NeoThermia Corp
  Pfd, Series C Shrs            --               --           --                  --                   --         2,000,001
Optimize Inc, Pfd
  Series C Shrs                 --               --           --                  --                   --         7,000,000
Physiome Sciences
  Pfd, Series B Shrs            --               --           --                  --                   --         1,499,988
===========================================================================================================================
                                                                                                              $  29,481,600
===========================================================================================================================

For the six months ended February 28, 2002, no dividend or interest income was received from affiliated companies.

NOTE 5 -- SECURITY LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of February 28, 2002, Advantage Global Health Sciences has on loan securities valued at $731,400. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the six months ended February 28, 2002, there were no such securities lending for Advantage and Global Growth Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Pursuant to each Fund's prospectus, Advantage Fund and Advantage Global Health Sciences Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes and for purchasing securities, or by engaging in reverse repurchase agreements with any party. The Global Growth Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended February 28, 2002, there were no such borrowings and/or lendings for any Fund.

NOTE 7 -- LINES OF CREDIT. The Advantage and Advantage Global Health Sciences Funds have available a Line of Credit Facility ("LOC"), from a bank, to be used for temporary or emergency purposes to fund redemptions of investor shares or to borrow for the purpose of investment activities. The LOC permits borrowings to a maximum of 33 1/3% of the net assets at value for the Advantage and Advantage Global Health Sciences Funds. The Advantage and Advantage Global Health Sciences Funds agree to pay periodic fees and interest on the unpaid principal balance at prevailing market rates as defined in the LOC agreement. During the six months ended February 28, 2002, Advantage and Advantage Global Health Sciences borrowed cash at a weighted average rate ranging from 2.54% to 2.86%, respectively, and interest expense amounted to $19,523 and $1,280,981, respectively for purposes of investing. At February 28, 2002, Advantage Global Health Sciences Fund had an outstanding line of credit at an estimtated interest rate of 2.51%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. At February 28, 2002, there were no such borrowings for Advantage Fund.

The Global Growth Fund has available a Redemption Line of Credit Facility ("RLOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The RLOC permits borrowings to a maximum of 10% of the net assets at value of the Global Growth Fund. The Global Growth Fund agrees to pay annual fees and interest on the unpaid principal balance at prevailing market rates as defined in the LOC agreement. During the six months ended February 28, 2002, there were no such borrowings for Global Growth Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended February 28, 2002, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:


FUND                                              CLASS A          CLASS B         CLASS C
------------------------------------------------------------------------------------------
Advantage Fund                                   $ 10,003        $ 133,164        $  9,541
Advantage Global Health Sciences Fund                   0                0             600
Global Growth Fund                                      0              297             502

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND--CLASS A
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS          YEAR         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                    FEBRUARY 28     AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                           2002          2001         2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    7.70     $   10.24       $   10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                           (0.04)        (0.04)           0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (1.04)        (2.02)           0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (1.08)        (2.06)           0.24
=============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)                                    0.00          0.00            0.00
Distributions from Capital Gains                                           0.00          0.48            0.00
=============================================================================================================
TOTAL DISTRIBUTIONS                                                        0.00          0.48            0.00
=============================================================================================================
Net Asset Value--End of Period                                        $    6.62     $    7.70       $   10.24
=============================================================================================================

TOTAL RETURN(e)                                                     (14.03%)(f)      (21.20%)        2.40%(f)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $  15,787     $  34,086       $  41,413
Ratio of Expenses to Average Net Assets
  (including dividends on investment securities sold short)(g)         1.20%(f)         2.51%        1.82%(h)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment securities sold short)(g)         1.12%(f)         2.41%        1.82%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.62%)(f)       (0.26%)        3.28%(h)
Portfolio Turnover Rate                                              615%(f)(i)     1,713%(i)           5%(f)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) The per share information was computed based on average shares for the year ended August 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(d) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended August 31, 2001.
(e) The applicable sales charges are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized
(i) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND--CLASS B
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS          YEAR         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                    FEBRUARY 28     AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                          2002          2001         2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    7.64     $   10.24       $   10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                           (0.07)        (0.03)           0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (1.02)        (2.09)           0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (1.09)        (2.12)           0.24
=============================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                                           0.00          0.48            0.00
=============================================================================================================
Net Asset Value--End of Period                                        $    6.55     $    7.64       $   10.24
=============================================================================================================

TOTAL RETURN(c)                                                     (14.27%)(d)      (21.83%)        2.40%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $  13,627     $  19,292       $  10,878
Ratio of Expenses to Average Net Assets
  (including dividends on investment securities sold short)(e)         1.44%(d)         3.45%        2.56%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment securities sold short)(e)         1.36%(d)         3.31%        2.56%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.89%)(d)       (1.23%)        2.53%(f)
Portfolio Turnover Rate                                              615%(d)(g)       1,713%(g)         5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND--CLASS C
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                     SIX MONTHS          YEAR         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                    FEBRUARY 28     AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                           2002          2001         2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    7.63     $   10.24       $   10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                           (0.10)        (0.05)           0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (0.99)        (2.08)           0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (1.09)        (2.13)           0.24
=============================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAIN                                            0.00          0.48            0.00
=============================================================================================================
Net Asset Value--End of Period                                        $    6.54     $    7.63       $   10.24
=============================================================================================================

TOTAL RETURN(c)                                                     (14.29%)(d)       (21.94%)       2.40%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $  10,395     $   15,523      $   8,482
Ratio of Expenses to Average Net Assets
  (including dividends on investment securities sold short)(e)         1.48%(d)          3.61%       2.57%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment securities sold short)(e)         1.40%(d)          3.47%       2.57%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.92%)(d)        (1.39%)       2.53%(f)
Portfolio Turnover Rate                                              615%(d)(g)      1,713%(g)          5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE GLOBAL HEALTH SCIENCES FUND--CLASS A
------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS         PERIOD
                                              ENDED          ENDED
                                        FEBRUARY 28      AUGUST 31                    YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
                                               2002        2001(a)        2000        1999        1998        1997        1996
                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period     $    14.57     $    24.25   $   17.96   $   21.08   $   21.25   $   22.23   $   18.51
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                        (0.13)         (0.12)      (0.13)   (0.02)(d)      (0.00)      (0.07)      (0.10)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.43)         (6.20)       8.83     0.99(d)        3.76        3.56        3.82
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (0.56)         (6.32)       8.70        0.97        3.76        3.49        3.72
==============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00           0.00        0.07        0.00        0.00         0.00       0.00
Distributions from Capital Gains               0.00           3.44        2.34        4.09        3.93         4.47       0.00
==============================================================================================================================
TOTAL DISTRIBUTIONS                            0.00           3.44        2.41        4.09        3.93         4.47       0.00
==============================================================================================================================
REDEMPTION FEES                                0.03           0.08          --          --          --           --         --
==============================================================================================================================
Net Asset Value--End of Period           $    14.04     $    14.57   $   24.25   $   17.96   $   21.08   $    21.25  $   22.23
==============================================================================================================================

TOTAL RETURN--NAV                     (3.64%)(e)(f) (28.88%)(e)(f)      52.72%       4.90%      20.74%       18.60%     20.10%
TOTAL RETURN--SHARE PRICE                        --             --   40.75%(g)    4.74%(g)   40.29%(g)    32.98%(g)  15.25%(g)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                         $  412,397     $  478,876   $ 938,494   $ 678,030   $ 586,263   $  526,215  $ 455,842
Ratio of Expenses to Average Net Assets
  (including dividends on investment
  securities sold short)                1.19%(f)(i)    1.60%(h)(i)    1.16%(i)    1.20%(i)    1.21%(i)     1.22%(i)      1.21%
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment
  securities sold short)                1.19%(f)(i)    1.55%(h)(i)          --          --          --           --         --
Ratio of Net Investment Loss to Average
  Net Assets                             (0.81%)(f)     (0.79%)(h)     (0.62%)     (0.13%)     (0.17%)      (0.15%)    (0.44%)
Portfolio Turnover Rate                      59%(f)        183%(f)        196%        129%         87%         145%        91%

(a)  From November 1, 2000 to August 31, 2001.
(b) The per share information was computed using average shares for the period ended August 31, 2001 and the years ended October 31, 2000 and 1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(d) Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(e) The applicable sales charges are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Total investment return was calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, were assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan (prior to Fund's reorganization on May 16, 2001). Total investment return does not reflect sales charges or brokerage commissions.
(h)  Annualized
(i) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS

ADVANTAGE GLOBAL HEALTH SCIENCES FUND--CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                PERIOD
                                                     ENDED                 ENDED
                                               FEBRUARY 28             AUGUST 31
--------------------------------------------------------------------------------
                                                      2002               2001(a)
                                                 UNAUDITED

PER SHARE DATA
Net Asset Value--Beginning of Period             $   14.68             $   14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.16)               (0.05)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (0.47)                 0.38
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.63)                 0.33
================================================================================
Net Asset Value--End of Period                   $   14.05             $   14.68
================================================================================

TOTAL RETURN(c)                                  (4.29%)(d)             2.30%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $    1,284            $     337
Ratio of Expenses to Average Net Assets
  (including dividends on investment
  securities sold short)(e)                        1.73%(d)             4.14%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment
  securities sold short)(e)                        1.73%(d)             3.74%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                     (1.28%)(d)           (2.68%)(f)
Portfolio Turnover Rate                              59%(d)              183%(g)

(a)  From May 16, 2001, since inception of Class B, to August 31, 2001.
(b) The per share information was computed using average shares for the period ended August 31, 2001.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 2000 to August 31, 2001.

FINANCIAL HIGHLIGHTS

ADVANTAGE GLOBAL HEALTH SCIENCES FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                PERIOD
                                                     ENDED                 ENDED
                                               FEBRUARY 28             AUGUST 31
--------------------------------------------------------------------------------
                                                      2002               2001(a)
                                                 UNAUDITED

PER SHARE DATA
Net Asset Value--Beginning of Period             $   14.45             $   14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.19)               (0.04)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                           (0.44)                 0.14
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.63)                 0.10
================================================================================
Net Asset Value--End of Period                   $   13.82             $   14.45
================================================================================

TOTAL RETURN(c)                                 (4.36%)(d)              0.70%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $     624             $     312
Ratio of Expenses to Average Net Assets
  (including dividends on investment
  securities sold short)(e)                       1.73%(d)              4.51%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment
  securities sold short)(e)                       1.73%(d)              3.93%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                    (1.29%)(d)            (2.86%)(f)
Portfolio Turnover Rate                             59%(d)               183%(g)

(a)  From May 16, 2001, since inception of Class C, to August 31, 2001.
(b) The per share information was computed using average shares for the period ended August 31, 2001.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 2000 to August 31, 2001.

FINANCIAL HIGHLIGHTS

GLOBAL GROWTH FUND--CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                PERIOD
                                                     ENDED                 ENDED
                                               FEBRUARY 28             AUGUST 31
--------------------------------------------------------------------------------
                                                      2002               2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period             $    5.13             $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                  (0.11)               (0.01)
Net Losses on Securities (Both Realized
  and Unrealized)                                    (0.11)               (4.86)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.22)               (4.87)
================================================================================
Net Asset Value--End of Period                   $    4.91             $    5.13
================================================================================

TOTAL RETURN(b)                                 (4.29%)(c)           (48.70%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)         $   1,213             $   1,190
Ratio of Expenses to Average Net Assets(d)        2.29%(c)              4.43%(e)
Ratio of Net Investment Loss to Average Net
  Assets                                        (2.03%)(c)            (3.09%)(e)
Portfolio Turnover Rate                             89%(c)               257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b) The applicable sales charges are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

FINANCIAL HIGHLIGHTS

GLOBAL GROWTH FUND--CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                PERIOD
                                                     ENDED                 ENDED
                                               FEBRUARY 28             AUGUST 31
--------------------------------------------------------------------------------
                                                      2002               2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period             $    5.10             $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                  (0.06)               (0.02)
Net Losses on Securities (Both Realized and
  Unrealized)                                        (0.18)               (4.88)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.24)               (4.90)
================================================================================
Net Asset Value--End of Period                   $    4.86             $    5.10
================================================================================

TOTAL RETURN(b)                                 (4.71%)(c)           (49.00%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)         $     220             $      71
Ratio of Expenses to Average Net Assets(d)        2.72%(c)              5.35%(e)
Ratio of Net Investment Loss to Average
  Net Assets                                    (2.43%)(c)            (4.20%)(e)
Portfolio Turnover Rate                             89%(c)               257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

FINANCIAL HIGHLIGHTS

GLOBAL GROWTH FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                PERIOD
                                                     ENDED                 ENDED
                                               FEBRUARY 28             AUGUST 31
--------------------------------------------------------------------------------
                                                      2002               2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period             $    5.08             $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.13)               (0.11)
Net Losses on Securities (Both Realized and
  Unrealized)                                        (0.10)               (4.81)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.23)               (4.92)
================================================================================
Net Asset Value--End of Period                   $    4.85             $    5.08
================================================================================

TOTAL RETURN(c)                                 (4.72%)(d)           (49.20%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $     311             $     366
Ratio of Expenses to Average Net Assets(e)        2.70%(d)              6.11%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                    (2.44%)(d)            (5.44%)(f)
Portfolio Turnover Rate                             89%(d)               257%(d)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b) The per share information was computed using average shares for the period ended August 31, 2001.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized

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